UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3855

Fidelity Advisor Series VIII
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Diversified
International Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

1.813040.108

ADIF-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.3%
	Shares	Value (000s)
Australia - 4.1%
Australia & New Zealand Banking Group Ltd.	525,375	$ 14,562
BHP Billiton Ltd. sponsored ADR (d)	566,136	44,566
CSL Ltd.	150,024	8,595
Spark Infrastructure Group unit	1,390,264	2,544
Telstra Corp. Ltd.	1,288,526	6,181
Westfield Group unit	374,933	4,371
TOTAL AUSTRALIA		80,819
Bailiwick of Guernsey - 0.7%
Resolution Ltd.	3,486,818	14,516
Bailiwick of Jersey - 1.1%
Experian PLC	791,300	13,567
Randgold Resources Ltd. sponsored ADR	33,100	3,117
WPP PLC	326,324	5,124
TOTAL BAILIWICK OF JERSEY		21,808
Belgium - 2.1%
Anheuser-Busch InBev SA NV	380,631	33,491
KBC Groupe SA	140,505	5,539
UCB SA	35,400	2,044
TOTAL BELGIUM		41,074
Bermuda - 0.5%
Bunge Ltd.	39,600	3,155
Clear Media Ltd.	10,117,000	6,653
TOTAL BERMUDA		9,808
Brazil - 0.8%
Anhanguera Educacional Participacoes SA	177,900	3,462
BR Malls Participacoes SA	149,100	1,930
Estacio Participacoes SA	168,200	3,725
Qualicorp SA (a)	260,600	2,696
Souza Cruz SA	241,800	4,001
TOTAL BRAZIL		15,814
Canada - 2.9%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	131,300	6,406
Canadian Natural Resources Ltd.	253,600	7,658
Catamaran Corp. (a)	56,500	2,932
CGI Group, Inc. Class A (sub. vtg.) (a)	214,700	5,760
Fairfax Financial Holdings Ltd. (sub. vtg.)	14,900	5,348
Franco-Nevada Corp.	74,000	3,955
Goldcorp, Inc.	102,000	3,593
Common Stocks - continued
	Shares	Value (000s)
Canada - continued
Painted Pony Petroleum Ltd. Class A (a)	420,800	$ 4,219
Petrominerales Ltd. (d)	119,814	1,067
Suncor Energy, Inc.	319,700	10,866
Tourmaline Oil Corp. (a)	113,000	3,835
TransForce, Inc. (d)	55,500	1,233
TOTAL CANADA		56,872
Cayman Islands - 1.8%
Baidu.com, Inc. sponsored ADR (a)	100,500	10,884
Belle International Holdings Ltd.	1,803,000	4,008
Hengan International Group Co. Ltd.	801,000	8,035
New Oriental Education & Technology Group, Inc. sponsored ADR	136,200	2,325
Sands China Ltd.	2,093,200	10,553
TOTAL CAYMAN ISLANDS		35,805
China - 0.5%
China Pacific Insurance Group Co. Ltd. (H Shares)	1,262,200	4,931
Ping An Insurance Group Co. China Ltd. (H Shares)	552,500	4,955
TOTAL CHINA		9,886
Denmark - 2.6%
Novo Nordisk A/S Series B	281,708	51,860
France - 8.2%
Alstom SA	49,900	2,215
Arkema SA	74,800	8,531
BNP Paribas SA	248,743	15,607
Bureau Veritas SA	75,000	8,983
Dassault Systemes SA	17,400	1,934
Edenred SA	172,710	5,537
Essilor International SA	127,097	12,958
JCDecaux SA	144,000	4,029
LVMH Moet Hennessy - Louis Vuitton SA	64,826	12,222
PPR SA	93,300	20,067
Publicis Groupe SA	113,500	7,437
Remy Cointreau SA	15,800	2,016
Sanofi SA	543,580	52,991
Schneider Electric SA	69,000	5,256
Virbac SA	9,600	2,151
TOTAL FRANCE		161,934
Germany - 7.1%
adidas AG	140,500	13,058
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Allianz AG	85,761	$ 12,268
BASF AG	257,926	26,147
Bayer AG	254,052	25,071
Brenntag AG	20,400	2,907
CompuGROUP Holding AG	101,100	2,225
Deutsche Post AG	186,756	4,386
Fresenius SE & Co. KGaA	82,900	10,091
Linde AG	99,947	18,239
SAP AG	315,536	25,876
TOTAL GERMANY		140,268
Hong Kong - 1.2%
AIA Group Ltd.	3,803,000	15,128
Galaxy Entertainment Group Ltd. (a)	2,028,000	9,139
TOTAL HONG KONG		24,267
India - 2.6%
Apollo Hospitals Enterprise Ltd.	133,403	2,025
Bajaj Auto Ltd.	76,671	2,917
Colgate-Palmolive (India)	84,807	2,149
Godrej Consumer Products Ltd.	153,019	2,045
HDFC Bank Ltd.	948,070	11,455
Housing Development Finance Corp. Ltd. (a)	659,905	9,743
ITC Ltd.	1,141,123	6,590
Mahindra & Mahindra Financial Services Ltd.	187,963	3,658
Pidilite Industries Ltd. (a)	514,340	2,244
Shriram Transport Finance Co. Ltd.	171,963	2,549
Smithkline Beecham Consumer Healthcare Ltd.	34,102	2,414
United Spirits Ltd. (a)	112,722	3,818
TOTAL INDIA		51,607
Indonesia - 0.1%
PT Bank Rakyat Indonesia Tbk	2,563,500	2,102
Ireland - 0.8%
Accenture PLC Class A	98,400	7,074
Elan Corp. PLC sponsored ADR (a)	353,100	3,711
Ryanair Holdings PLC sponsored ADR	113,400	4,417
TOTAL IRELAND		15,202
Isle of Man - 0.0%
3Legs Resources PLC (a)	622,280	348
Common Stocks - continued
	Shares	Value (000s)
Israel - 0.1%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	78,398	$ 2,858
Italy - 1.5%
ENI SpA	341,400	8,527
Fiat Industrial SpA	328,000	4,224
Prada SpA	701,200	6,302
Prysmian SpA	29,800	638
Saipem SpA	201,794	5,727
UniCredit SpA (a)	711,500	4,595
TOTAL ITALY		30,013
Japan - 14.1%
ABC-Mart, Inc. (d)	100,000	3,806
AEON Credit Service Co. Ltd.	509,400	10,551
Aozora Bank Ltd.	1,696,000	4,766
Calbee, Inc. (d)	67,200	5,526
Cosmos Pharmaceutical Corp.	70,000	7,494
Don Quijote Co. Ltd.	283,200	11,273
Fanuc Corp.	24,700	3,849
Fast Retailing Co. Ltd.	22,300	5,872
Hitachi Ltd.	3,068,000	18,184
Honda Motor Co. Ltd. sponsored ADR (d)	597,906	22,535
Hoya Corp.	391,800	7,562
Japan Tobacco, Inc.	890,400	27,721
JSR Corp.	464,500	9,174
Keyence Corp.	61,600	17,090
LIXIL Group Corp.	210,700	4,894
Miraca Holdings, Inc.	71,600	2,987
Mitsubishi UFJ Financial Group, Inc.	1,459,900	8,303
Nitto Denko Corp.	83,200	4,695
ORIX Corp.	292,790	31,282
Park24 Co. Ltd.	116,100	2,096
Rakuten, Inc.	1,332,100	12,164
Seven & i Holdings Co., Ltd.	306,800	9,334
Seven Bank Ltd.	887,600	2,145
SHIMANO, Inc.	93,800	6,401
SMC Corp.	61,600	10,657
Softbank Corp.	343,600	12,249
Suzuki Motor Corp.	148,100	3,876
Tsuruha Holdings, Inc.	35,300	2,957
Unicharm Corp.	87,600	4,646
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
USS Co. Ltd.	27,720	$ 3,110
Yahoo! Japan Corp.	5,812	2,285
TOTAL JAPAN		279,484
Korea (South) - 2.3%
AMOREPACIFIC Corp.	4,923	4,955
Hotel Shilla Co.	46,050	1,941
Hyundai Motor Co.	13,927	2,624
LG Household & Health Care Ltd.	5,491	3,063
Orion Corp.	11,618	10,860
Samsung Electronics Co. Ltd.	16,474	21,925
TOTAL KOREA (SOUTH)		45,368
Luxembourg - 0.4%
Eurofins Scientific SA	38,800	6,933
Mexico - 0.7%
America Movil S.A.B. de CV Series L sponsored ADR	120,400	3,029
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	47,800	5,157
Mexichem SAB de CV	849,600	4,806
TOTAL MEXICO		12,992
Netherlands - 2.5%
AEGON NV	2,012,800	13,438
ASML Holding NV (Netherlands)	120,659	9,051
D.E. Master Blenders 1753 NV (a)	644,600	7,952
Koninklijke KPN NV	660,676	3,719
NXP Semiconductors NV (a)	187,600	5,626
Unilever NV (Certificaten Van Aandelen) (Bearer)	251,800	10,202
TOTAL NETHERLANDS		49,988
Nigeria - 0.2%
Nigerian Breweries PLC	4,795,344	4,907
Norway - 1.1%
DnB NOR ASA	421,199	5,891
Telenor ASA	742,800	16,385
TOTAL NORWAY		22,276
Russia - 0.1%
Magnit OJSC	8,000	1,506
Common Stocks - continued
	Shares	Value (000s)
Singapore - 0.3%
Avago Technologies Ltd.	54,200	$ 1,939
United Overseas Bank Ltd.	259,000	3,945
TOTAL SINGAPORE		5,884
South Africa - 0.7%
Life Healthcare Group Holdings Ltd.	641,500	2,256
Nampak Ltd.	839,400	2,946
Naspers Ltd. Class N	91,800	5,940
Tiger Brands Ltd.	82,000	2,700
TOTAL SOUTH AFRICA		13,842
Spain - 3.2%
Amadeus IT Holding SA Class A	198,300	4,974
Banco Bilbao Vizcaya Argentaria SA	568,453	5,651
Grifols SA ADR	260,919	6,943
Inditex SA	237,389	33,264
Prosegur Compania de Seguridad SA (Reg.)	919,860	5,745
Repsol YPF SA	174,851	3,904
Telefonica SA	161,714	2,340
TOTAL SPAIN		62,821
Sweden - 1.3%
ASSA ABLOY AB (B Shares)	110,000	4,118
Atlas Copco AB (A Shares)	102,300	2,917
Svenska Handelsbanken AB (A Shares)	192,700	7,880
Swedbank AB (A Shares)	188,600	4,450
Swedish Match Co. AB	146,600	5,502
TOTAL SWEDEN		24,867
Switzerland - 5.7%
Dufry AG (a)	14,870	2,031
Nestle SA	535,451	37,597
Novartis AG	120,734	8,207
Roche Holding AG (participation certificate)	36,535	8,085
SGS SA (Reg.)	1,980	4,717
Syngenta AG (Switzerland)	48,920	21,037
UBS AG	1,193,457	20,728
Zurich Insurance Group AG	34,456	9,912
TOTAL SWITZERLAND		112,314
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	550,300	9,762
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - 16.0%
Aggreko PLC	57,700	$ 1,461
Associated British Foods PLC	123,300	3,420
Barclays PLC	1,881,357	9,033
Barratt Developments PLC (a)	423,200	1,461
BG Group PLC	311,092	5,526
British American Tobacco PLC sponsored ADR	162,600	16,894
Bunzl PLC	40,000	719
Capita Group PLC	361,700	4,515
Compass Group PLC	213,400	2,586
Domino's Pizza UK & IRL PLC	305,400	2,492
Dunelm Group PLC	343,700	4,143
Filtrona PLC	693,600	6,336
GlaxoSmithKline PLC	1,111,000	25,413
Hikma Pharmaceuticals PLC	253,868	3,247
HSBC Holdings PLC sponsored ADR	805,300	45,789
IMI PLC	89,800	1,666
Imperial Tobacco Group PLC	181,683	6,757
InterContinental Hotel Group PLC	175,880	5,162
Intertek Group PLC	234,300	11,553
Lloyds Banking Group PLC (a)	10,255,700	8,394
Next PLC	272,800	17,557
Persimmon PLC	143,600	1,919
Reckitt Benckiser Group PLC	387,913	25,852
Rolls-Royce Group PLC	677,500	10,165
Rolls-Royce Group PLC (C Shares)	95,577,600	152
Royal Dutch Shell PLC Class B (United Kingdom)	1,207,946	43,905
Serco Group PLC	429,704	3,779
Smith & Nephew PLC	176,100	2,031
Standard Chartered PLC (United Kingdom)	188,494	5,015
Taylor Wimpey PLC	5,848,600	6,600
Tesco PLC	1,217,300	6,879
Vodafone Group PLC sponsored ADR	751,800	20,539
Whitbread PLC	121,204	4,940
TOTAL UNITED KINGDOM		315,900
United States of America - 4.5%
Allergan, Inc.	42,200	4,431
Beam, Inc.	55,600	3,411
BioMarin Pharmaceutical, Inc. (a)	36,500	2,003
Cognizant Technology Solutions Corp. Class A (a)	49,300	3,854
Cummins, Inc.	45,800	5,259
D.R. Horton, Inc.	147,500	3,490
Common Stocks - continued
	Shares	Value (000s)
United States of America - continued
Gilead Sciences, Inc. (a)	212,400	$ 8,379
Las Vegas Sands Corp.	160,300	8,857
MasterCard, Inc. Class A	19,440	10,078
Monsanto Co.	38,700	3,922
NCR Corp. (a)	105,000	2,916
Noble Energy, Inc.	75,600	8,149
PriceSmart, Inc.	26,300	2,025
Virgin Media, Inc. (d)	89,400	3,521
ViroPharma, Inc. (a)	109,100	2,909
Visa, Inc. Class A	76,900	12,143
VMware, Inc. Class A (a)	17,663	1,351
Yum! Brands, Inc.	42,200	2,740
Zoetis, Inc. Class A	17,000	442
TOTAL UNITED STATES OF AMERICA		89,880
TOTAL COMMON STOCKS (Cost $1,458,390)		1,825,585
Nonconvertible Preferred Stocks - 1.6%

Germany - 1.6%
Henkel AG & Co. KGaA	96,900	8,556
ProSiebenSat.1 Media AG	145,600	4,980
Sartorius AG (non-vtg.)	20,700	2,125
Volkswagen AG	66,800	16,521
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $19,221)		32,182
Master Notes - 0.0%
Principal Amount (000s)
Canada - 0.0%
OZ Optics Ltd. 5% 11/5/14 (e) (Cost $10)	$ 10	10
Money Market Funds - 6.8%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.16% (b)	115,339,849	$ 115,340
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	18,305,746	18,306
TOTAL MONEY MARKET FUNDS (Cost $133,646)		133,646
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $1,611,267)		1,991,423
NET OTHER ASSETS (LIABILITIES) - (0.7)%		(13,569)
NET ASSETS - 100%		$ 1,977,854
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 10
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 22
Fidelity Securities Lending Cash Central Fund	49
Total	$ 71
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 312,827	$ 302,541	$ 10,286	$ -
Consumer Staples	302,851	259,158	43,693	-
Energy	103,731	51,299	52,432	-
Financials	330,430	253,428	77,002	-
Health Care	265,741	125,239	140,502	-
Industrials	131,625	131,625	-	-
Information Technology	180,268	145,341	34,927	-
Materials	163,308	142,271	21,037	-
Telecommunication Services	64,442	62,102	2,340	-
Utilities	2,544	2,544	-	-
Master Notes	10	-	-	10
Money Market Funds	133,646	133,646	-	-
Total Investments in Securities:	$ 1,991,423	$ 1,609,194	$ 382,219	$ 10
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $1,631,093,000. Net unrealized appreciation aggregated $360,330,000, of which $408,062,000 related to appreciated investment securities and $47,732,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For master notes, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Markets Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

1.813064.108

FAEM-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 0.4%
Iluka Resources Ltd. (d)	188,692	$ 1,912,585
Bermuda - 1.9%
Brilliance China Automotive Holdings Ltd. (a)	1,982,000	2,662,975
Credicorp Ltd. (NY Shares)	22,950	3,596,954
Jardine Matheson Holdings Ltd.	36,000	2,333,160
TOTAL BERMUDA		8,593,089
Brazil - 10.6%
BR Malls Participacoes SA	217,800	2,819,637
BTG Pactual Participations Ltd. unit	137,900	2,371,796
CCR SA	335,800	3,465,333
Cielo SA	115,600	3,269,436
Companhia Brasileira de Distribuicao Grupo Pao de Acucar sponsored ADR (d)	51,351	2,451,497
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	141,776	6,671,979
Iguatemi Empresa de Shopping Centers SA	141,100	2,044,917
Itau Unibanco Holding SA sponsored ADR	403,999	6,960,903
Localiza Rent A Car SA	122,100	2,244,136
Multiplan Empreendimentos Imobiliarios SA	89,908	2,598,341
Multiplus SA	5,920	127,238
Odontoprev SA	434,600	2,215,176
Qualicorp SA (a)	224,900	2,326,532
Souza Cruz SA	184,300	3,049,532
Totvs SA	114,447	2,492,564
Ultrapar Participacoes SA	141,100	3,406,070
TOTAL BRAZIL		48,515,087
British Virgin Islands - 0.5%
Mail.ru Group Ltd. GDR (e)	67,500	2,245,725
Canada - 0.1%
Ivanplats Ltd. Class A (f)	84,516	366,061
Cayman Islands - 5.4%
Baidu.com, Inc. sponsored ADR (a)	21,700	2,350,110
Belle International Holdings Ltd.	1,466,000	3,258,870
Eurasia Drilling Co. Ltd. GDR (Reg. S)	65,063	2,465,888
Golden Eagle Retail Group Ltd. (H Shares)	1,020,000	2,196,405
Haitian International Holdings Ltd.	1,532,000	1,933,914
Hengan International Group Co. Ltd.	318,500	3,195,103
Hengdeli Holding Ltd.	968,000	339,500
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Sands China Ltd.	420,800	$ 2,121,526
Tencent Holdings Ltd.	191,400	6,698,037
TOTAL CAYMAN ISLANDS		24,559,353
China - 2.5%
China Pacific Insurance Group Co. Ltd. (H Shares)	728,400	2,845,826
Dongfeng Motor Group Co. Ltd. (H Shares)	1,632,000	2,664,095
Ping An Insurance Group Co. China Ltd. (H Shares)	438,000	3,927,960
Yantai Changyu Pioneer Wine Co. (B Shares)	352,521	2,177,745
TOTAL CHINA		11,615,626
Colombia - 1.1%
Almacenes Exito SA	94,693	1,770,750
BanColombia SA sponsored ADR	44,835	3,116,481
TOTAL COLOMBIA		4,887,231
Finland - 0.9%
Kone Oyj (B Shares)	25,200	2,078,656
Nokian Tyres PLC	52,100	2,241,794
TOTAL FINLAND		4,320,450
France - 0.5%
LVMH Moet Hennessy - Louis Vuitton SA	11,850	2,234,087
Hong Kong - 2.9%
AIA Group Ltd.	565,000	2,247,499
CNOOC Ltd.	3,172,000	6,527,609
Dah Chong Hong Holdings Ltd.	2,055,000	2,374,191
Galaxy Entertainment Group Ltd. (a)	486,000	2,190,177
TOTAL HONG KONG		13,339,476
India - 9.4%
Asian Paints India Ltd.	25,860	2,184,885
Bajaj Auto Ltd.	68,185	2,594,486
HDFC Bank Ltd.	357,697	4,321,980
Hero Motocorp Ltd.	63,661	2,177,320
Hindustan Unilever Ltd.	334,090	2,972,162
Housing Development Finance Corp. Ltd. (a)	321,881	4,752,238
ITC Ltd.	632,361	3,651,729
Larsen & Toubro Ltd.	90,252	2,612,014
Mahindra & Mahindra Ltd.	156,257	2,608,194
Page Industries Ltd.	114	7,263
Sun Pharmaceutical Industries Ltd.	180,077	2,426,941
Tata Consultancy Services Ltd.	143,054	3,609,311
Common Stocks - continued
	Shares	Value
India - continued
Tata Motors Ltd.	467,022	$ 2,594,191
Titan Industries Ltd. (a)	438,867	2,301,220
TTK Prestige Ltd.	28,933	1,818,964
United Spirits Ltd. (a)	66,981	2,268,616
TOTAL INDIA		42,901,514
Indonesia - 7.4%
PT Astra International Tbk	5,256,500	3,984,031
PT Bank Central Asia Tbk	3,580,500	3,562,950
PT Bank Rakyat Indonesia Tbk	4,179,500	3,426,338
PT Global Mediacom Tbk	8,869,500	1,989,285
PT Indocement Tunggal Prakarsa Tbk	1,137,500	2,551,229
PT Jasa Marga Tbk	3,824,500	2,169,082
PT Kalbe Farma Tbk	20,047,500	2,253,333
PT Media Nusantara Citra Tbk	6,926,000	1,696,230
PT Mitra Adiperkasa Tbk	3,145,000	2,075,579
PT Modern Internasional Tbk	6,624,000	655,738
PT Semen Gresik (Persero) Tbk	1,695,500	2,753,703
PT Tower Bersama Infrastructure Tbk (a)	3,493,000	2,125,149
PT Unilever Indonesia Tbk	978,500	2,224,888
PT United Tractors Tbk	1,200,500	2,444,939
TOTAL INDONESIA		33,912,474
Ireland - 0.5%
Dragon Oil PLC	242,194	2,181,800
Italy - 0.4%
Prada SpA	227,100	2,041,013
Japan - 0.8%
Fanuc Corp.	11,700	1,823,227
Keyence Corp.	6,900	1,914,298
TOTAL JAPAN		3,737,525
Korea (South) - 10.3%
Hotel Shilla Co.	53,462	2,252,950
Hyundai Mobis	16,483	4,317,657
Hyundai Motor Co.	32,011	6,031,428
Kia Motors Corp.	73,334	3,484,680
LG Chemical Ltd.	13,102	3,666,840
LG Corp.	46,203	2,722,045
Common Stocks - continued
	Shares	Value
Korea (South) - continued
NHN Corp.	14,729	$ 3,262,551
Samsung Electronics Co. Ltd.	15,848	21,091,617
TOTAL KOREA (SOUTH)		46,829,768
Luxembourg - 0.4%
L'Occitane Ltd.	588,750	1,768,816
Malaysia - 0.7%
Bumiputra-Commerce Holdings Bhd	1,450,200	3,365,286
Mexico - 4.3%
Coca-Cola FEMSA SAB de CV Series L	195,700	3,096,821
Fomento Economico Mexicano SAB de CV unit	439,800	4,748,883
Grupo Financiero Banorte SAB de CV Series O	534,600	3,686,186
Grupo Mexico SA de CV Series B	1,084,200	4,040,190
Grupo Televisa SA de CV	730,000	4,090,196
TOTAL MEXICO		19,662,276
Netherlands - 1.4%
ASML Holding NV (Netherlands)	28,632	2,147,834
Heineken NV (Bearer)	26,800	1,884,588
Yandex NV (a)	97,400	2,358,054
TOTAL NETHERLANDS		6,390,476
Nigeria - 1.0%
Guaranty Trust Bank PLC GDR (Reg. S)	304,354	2,434,832
Nigerian Breweries PLC	1,919,907	1,964,499
TOTAL NIGERIA		4,399,331
Panama - 0.5%
Copa Holdings SA Class A	21,428	2,348,509
Philippines - 3.9%
Alliance Global Group, Inc.	5,649,300	2,625,516
Ayala Corp.	177,160	2,471,798
International Container Terminal Services, Inc.	1,304,700	2,437,299
Metropolitan Bank & Trust Co.	929,880	2,407,501
Security Bank Corp.	573,270	2,446,008
SM Investments Corp.	113,640	2,657,462
SM Prime Holdings, Inc.	6,471,300	2,788,175
TOTAL PHILIPPINES		17,833,759
Russia - 3.9%
Magnit OJSC GDR (Reg. S)	81,800	3,636,828
Norilsk Nickel OJSC sponsored ADR	159,000	3,159,330
Common Stocks - continued
	Shares	Value
Russia - continued
NOVATEK OAO GDR (Reg. S)	31,800	$ 3,723,780
Sberbank (Savings Bank of the Russian Federation) (a)	2,013,100	7,336,828
TOTAL RUSSIA		17,856,766
Singapore - 0.8%
Global Logistic Properties Ltd.	844,000	1,882,148
Keppel Corp. Ltd.	201,000	1,867,652
TOTAL SINGAPORE		3,749,800
South Africa - 6.0%
Aspen Pharmacare Holdings Ltd.	139,054	2,562,370
Barloworld Ltd.	216,184	2,030,135
Bidvest Group Ltd.	121,700	2,909,524
Discovery Holdings Ltd.	291,789	2,160,784
Imperial Holdings Ltd.	122,236	2,663,379
Life Healthcare Group Holdings Ltd.	697,529	2,453,257
Mr Price Group Ltd.	185,900	2,562,504
Nampak Ltd.	617,000	2,165,203
Naspers Ltd. Class N	82,000	5,306,241
Shoprite Holdings Ltd.	138,500	2,608,986
TOTAL SOUTH AFRICA		27,422,383
Switzerland - 2.3%
Compagnie Financiere Richemont SA Series A	25,731	2,116,329
Dufry AG (a)	16,360	2,234,545
Schindler Holding AG (Reg.)	12,680	1,833,622
Swatch Group AG (Bearer)	4,090	2,244,433
Syngenta AG (Switzerland)	4,414	1,898,187
TOTAL SWITZERLAND		10,327,116
Taiwan - 2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	3,489,000	11,954,424
Thailand - 3.8%
BEC World PCL (For. Reg.)	1,179,600	2,867,908
C.P. ALL PCL (For. Reg.)	1,652,000	2,589,906
Home Product Center PCL (For. Reg.)	5,104,100	2,362,058
Kasikornbank PCL (For. Reg.)	561,000	3,762,576
Robinsons Department Store PCL (For. Reg.)	910,100	2,136,385
Siam Commercial Bank PCL (For. Reg.)	584,300	3,507,368
TOTAL THAILAND		17,226,201
Turkey - 2.4%
Coca-Cola Icecek A/S	104,050	2,532,105
Common Stocks - continued
	Shares	Value
Turkey - continued
Enka Insaat ve Sanayi A/S	735,000	$ 2,206,567
Turkiye Garanti Bankasi A/S	711,375	3,567,493
Turkiye Petrol Rafinerile A/S	90,000	2,481,876
TOTAL TURKEY		10,788,041
United Kingdom - 2.9%
Aggreko PLC	63,500	1,608,355
Antofagasta PLC	89,000	1,611,979
BHP Billiton PLC	58,250	1,997,502
British American Tobacco PLC (United Kingdom)	36,500	1,896,963
Johnson Matthey PLC	49,583	1,781,165
Prudential PLC	133,614	2,028,250
Standard Chartered PLC (United Kingdom)	82,092	2,184,070
TOTAL UNITED KINGDOM		13,108,284
United States of America - 5.3%
American Tower Corp.	23,920	1,821,508
Apple, Inc.	4,674	2,128,119
Caterpillar, Inc.	20,180	1,985,510
Colgate-Palmolive Co.	18,850	2,023,925
Cummins, Inc.	18,153	2,084,509
FMC Corp.	32,061	1,970,790
Google, Inc. Class A (a)	2,600	1,964,794
Mead Johnson Nutrition Co. Class A	29,672	2,255,072
National Oilwell Varco, Inc.	26,603	1,972,346
Philip Morris International, Inc.	23,200	2,045,312
QUALCOMM, Inc.	28,935	1,910,578
Yum! Brands, Inc.	31,900	2,071,586
TOTAL UNITED STATES OF AMERICA		24,234,049
TOTAL COMMON STOCKS (Cost $394,998,213)		446,628,381
Nonconvertible Preferred Stocks - 0.8%

Brazil - 0.8%
Itausa-Investimentos Itau SA (PN) (Cost $3,637,163)	704,300	3,565,091
Money Market Funds - 2.5%
	Shares	Value
Fidelity Cash Central Fund, 0.16% (b)	7,222,044	$ 7,222,044
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	4,422,460	4,422,460
TOTAL MONEY MARKET FUNDS (Cost $11,644,504)		11,644,504
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $410,279,880)		461,837,976
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(4,951,454)
NET ASSETS - 100%		$ 456,886,522
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,245,725 or 0.5% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $366,061 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Ivanplats Ltd. Class A	10/23/12	$ 409,319
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,395
Fidelity Securities Lending Cash Central Fund	1,570
Total	$ 3,965
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 97,338,229	$ 94,744,038	$ 2,594,191	$ -
Consumer Staples	61,717,889	59,820,926	1,896,963	-
Energy	22,759,369	16,231,760	6,527,609	-
Financials	100,009,722	93,659,492	6,350,230	-
Health Care	14,237,609	14,237,609	-	-
Industrials	50,548,404	50,548,404	-	-
Information Technology	69,397,452	55,295,194	14,102,258	-
Materials	32,059,649	27,797,899	4,261,750	-
Telecommunication Services	2,125,149	2,125,149	-	-
Money Market Funds	11,644,504	11,644,504	-	-
Total Investments in Securities:	$ 461,837,976	$ 426,104,975	$ 35,733,001	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $412,077,818. Net unrealized appreciation aggregated $49,760,158, of which $55,663,368 related to appreciated investment securities and $5,903,210 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Overseas Fund Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

1.813050.108

OS-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value (000s)
Australia - 3.9%
BHP Billiton Ltd.	211,768	$ 8,329
CSL Ltd.	128,803	7,379
Fortescue Metals Group Ltd. (d)	208,017	1,015
Macquarie Group Ltd.	43,810	1,759
Newcrest Mining Ltd.	89,718	2,189
Westfield Group unit	426,827	4,976
TOTAL AUSTRALIA		25,647
Bailiwick of Jersey - 1.2%
Experian PLC	98,500	1,689
Glencore International PLC	113,700	710
Wolseley PLC	28,982	1,354
WPP PLC	247,196	3,881
TOTAL BAILIWICK OF JERSEY		7,634
Belgium - 0.5%
Ageas	35,290	1,165
KBC Groupe SA	13,159	519
UCB SA	29,600	1,709
TOTAL BELGIUM		3,393
Bermuda - 1.0%
Clear Media Ltd.	1,278,000	840
Oriental Watch Holdings Ltd.	2,992,000	1,177
Signet Jewelers Ltd.	70,500	4,412
TOTAL BERMUDA		6,429
Brazil - 0.2%
Anhanguera Educacional Participacoes SA	81,400	1,584
British Virgin Islands - 0.7%
Gem Diamonds Ltd. (a)	339,700	862
Mail.ru Group Ltd.:
GDR (e)	4,200	140
GDR (Reg. S)	113,200	3,766
TOTAL BRITISH VIRGIN ISLANDS		4,768
Canada - 0.0%
Bauer Performance Sports Ltd. (a)	23,000	274
Cayman Islands - 4.0%
Baidu.com, Inc. sponsored ADR (a)	12,000	1,300
Biostime International Holdings Ltd.	470,500	1,950
Greatview Aseptic Pack Co. Ltd.	1,720,000	1,042
Common Stocks - continued
	Shares	Value (000s)
Cayman Islands - continued
Hengdeli Holding Ltd.	19,178,000	$ 6,726
Noah Holdings Ltd. sponsored ADR (d)	129,100	820
SouFun Holdings Ltd. ADR (d)	175,500	4,531
Tencent Holdings Ltd.	241,500	8,451
YouKu.com, Inc. ADR (a)	38,800	883
TOTAL CAYMAN ISLANDS		25,703
Denmark - 2.4%
Danske Bank A/S (a)	51,111	980
Novo Nordisk A/S:
Series B	3,763	693
Series B sponsored ADR	75,800	13,974
TOTAL DENMARK		15,647
France - 11.9%
Alstom SA	63,897	2,836
Atos Origin SA	37,816	2,767
AXA SA	39,958	740
AXA SA sponsored ADR	67,200	1,240
Beneteau SA	86,400	964
BNP Paribas SA	62,616	3,929
Bollore	2,700	973
Club Mediterranee SA (a)	53,000	1,003
Danone SA	118,422	8,207
Edenred SA	49,400	1,584
Essilor International SA	16,245	1,656
Gameloft Se (a)	239,900	1,648
Iliad SA	11,930	2,211
Ingenico SA	37,999	2,395
Ipsos SA	57,360	2,286
Lafarge SA (Bearer)	16,200	990
LVMH Moet Hennessy - Louis Vuitton SA	42,822	8,073
Pernod Ricard SA	61,200	7,662
Safran SA	52,800	2,424
Sanofi SA	80,690	7,866
Sanofi SA sponsored ADR	203,000	9,882
Societe Generale Series A (a)	35,613	1,609
Total SA	85,300	4,623
TOTAL FRANCE		77,568
Germany - 6.1%
adidas AG	31,900	2,965
Allianz AG	31,366	4,487
Common Stocks - continued
	Shares	Value (000s)
Germany - continued
Bayer AG	55,340	$ 5,461
Bayerische Motoren Werke AG (BMW)	22,890	2,305
Commerzbank AG (a)	235,000	515
Deutsche Bank AG	32,500	1,681
Deutsche Boerse AG	58,469	3,847
GSW Immobilien AG	25,200	1,075
Linde AG	13,429	2,451
Muenchener Rueckversicherungs AG	10,355	1,903
SAP AG	126,552	10,378
SAP AG sponsored ADR (d)	21,800	1,788
Tom Tailor Holding AG	28,200	663
TOTAL GERMANY		39,519
Hong Kong - 1.0%
AIA Group Ltd.	970,800	3,862
Television Broadcasts Ltd.	370,000	2,729
TOTAL HONG KONG		6,591
Ireland - 2.8%
C&C Group PLC	306,500	1,998
CRH PLC	213,332	4,602
Glanbia PLC	184,500	2,059
Kingspan Group PLC (United Kingdom)	257,600	2,973
Paddy Power PLC (Ireland)	77,600	6,438
TOTAL IRELAND		18,070
Isle of Man - 0.2%
Playtech Ltd.	184,213	1,352
Israel - 0.2%
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	33,700	1,228
Italy - 1.7%
Assicurazioni Generali SpA	71,400	1,368
Brunello Cucinelli SpA	4,900	98
ENI SpA	96,700	2,415
ENI SpA sponsored ADR	22,300	1,113
Saipem SpA	83,573	2,372
Tod's SpA	26,238	3,584
TOTAL ITALY		10,950
Japan - 13.1%
Calbee, Inc.	8,200	674
Cosmos Pharmaceutical Corp.	58,700	6,284
Common Stocks - continued
	Shares	Value (000s)
Japan - continued
Denso Corp.	33,000	$ 1,234
Hitachi Ltd.	970,000	5,749
Honda Motor Co. Ltd.	126,400	4,778
Japan Tobacco, Inc.	58,000	1,806
Keyence Corp.	17,800	4,938
Komatsu Ltd.	97,400	2,594
Mitsubishi Corp.	152,100	3,207
Mitsubishi Electric Corp.	189,000	1,565
Mitsubishi UFJ Financial Group, Inc.	1,175,800	6,687
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	179,900	1,018
Nomura Holdings, Inc.	204,200	1,169
ORIX Corp.	33,070	3,533
Rakuten, Inc.	1,154,700	10,544
Ship Healthcare Holdings, Inc.	41,500	1,189
SMC Corp.	8,900	1,540
Softbank Corp.	172,400	6,146
Sumitomo Mitsui Financial Group, Inc.	138,000	5,543
Suzuki Motor Corp.	48,200	1,261
Tokio Marine Holdings, Inc.	59,300	1,753
Toyota Motor Corp.	133,900	6,396
Toyota Motor Corp. sponsored ADR	15,300	1,459
Unicharm Corp.	38,200	2,026
Yahoo! Japan Corp.	5,911	2,324
TOTAL JAPAN		85,417
Kenya - 0.1%
East African Breweries Ltd.	116,216	399
Korea (South) - 0.7%
Samsung Electronics Co. Ltd.	3,353	4,462
Luxembourg - 0.2%
ArcelorMittal SA Class A unit (d)	55,600	954
Netherlands - 2.2%
AEGON NV	109,900	734
ASML Holding NV	18,557	1,393
ING Groep NV:
(Certificaten Van Aandelen) (a)	173,010	1,750
sponsored ADR (a)	59,300	598
Koninklijke Philips Electronics NV	202,806	6,317
Common Stocks - continued
	Shares	Value (000s)
Netherlands - continued
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	83,000	$ 2,580
Yandex NV (a)	50,800	1,230
TOTAL NETHERLANDS		14,602
Nigeria - 0.3%
Guinness Nigeria PLC	395,778	738
Nigerian Breweries PLC	1,015,224	1,039
TOTAL NIGERIA		1,777
Norway - 1.5%
DnB NOR ASA	184,200	2,576
Schibsted ASA (B Shares)	143,100	5,755
StatoilHydro ASA	9,400	250
StatoilHydro ASA sponsored ADR	55,700	1,478
TOTAL NORWAY		10,059
Philippines - 0.3%
Alliance Global Group, Inc.	3,777,700	1,756
Singapore - 0.2%
United Overseas Bank Ltd.	101,627	1,548
South Africa - 0.2%
City Lodge Hotels Ltd.	32,800	403
Life Healthcare Group Holdings Ltd.	310,300	1,091
TOTAL SOUTH AFRICA		1,494
Spain - 0.9%
Banco Bilbao Vizcaya Argentaria SA	255,571	2,541
Banco Santander SA	3,113	26
Banco Santander SA (Spain)	127,661	1,069
Grifols SA ADR	79,380	2,112
TOTAL SPAIN		5,748
Sweden - 1.3%
Nordea Bank AB	166,600	1,838
Svenska Cellulosa AB (SCA) (B Shares)	219,300	5,319
Swedbank AB (A Shares)	51,612	1,218
TOTAL SWEDEN		8,375
Switzerland - 9.1%
Adecco SA (Reg.)	80,624	4,633
Compagnie Financiere Richemont SA Series A	86,034	7,076
Credit Suisse Group	50,181	1,482
Common Stocks - continued
	Shares	Value (000s)
Switzerland - continued
Credit Suisse Group sponsored ADR	23,296	$ 688
Nestle SA	272,727	19,153
Roche Holding AG (participation certificate)	8,886	1,967
Sika AG (Bearer)	1,180	2,977
Swatch Group AG (Bearer)	11,550	6,338
Swiss Re Ltd.	19,790	1,473
Syngenta AG (Switzerland)	16,570	7,126
UBS AG	170,978	2,969
UBS AG (NY Shares)	53,077	922
Zurich Insurance Group AG	8,097	2,329
TOTAL SWITZERLAND		59,133
Taiwan - 0.4%
MediaTek, Inc.	137,000	1,499
Wowprime Corp.	60,000	848
TOTAL TAIWAN		2,347
Thailand - 0.3%
Thai Beverage PCL	4,673,000	1,982
United Kingdom - 24.7%
Aberdeen Asset Management PLC	352,500	2,250
Aggreko PLC	44,800	1,135
Anglo American PLC (United Kingdom)	117,359	3,511
ASOS PLC (a)	93,600	3,846
Aviva PLC	184,200	1,073
Barclays PLC	934,201	4,485
Barclays PLC sponsored ADR	24,700	473
BG Group PLC	281,418	4,999
BHP Billiton PLC	192,986	6,618
BP PLC sponsored ADR	76,366	3,400
Brammer PLC	428,100	2,224
British Land Co. PLC	302,731	2,698
Burberry Group PLC	150,300	3,235
Centrica PLC	554,400	3,079
Dechra Pharmaceuticals PLC	73,200	720
Diageo PLC	324,930	9,673
Dunelm Group PLC	195,800	2,360
Hays PLC	2,398,700	3,386
HSBC Holdings PLC:
(United Kingdom)	63,100	718
sponsored ADR	218,733	12,437
Intertek Group PLC	85,300	4,206
Common Stocks - continued
	Shares	Value (000s)
United Kingdom - continued
Johnson Matthey PLC	73,919	$ 2,655
Legal & General Group PLC	392,976	950
Lloyds Banking Group PLC (a)	3,020,199	2,472
M&C Saatchi PLC	887,505	2,815
Michael Page International PLC	529,200	3,418
Prudential PLC	125,264	1,901
Reckitt Benckiser Group PLC	106,200	7,078
Rio Tinto PLC	118,832	6,713
Rio Tinto PLC sponsored ADR	9,100	514
Rolls-Royce Group PLC	164,274	2,465
Royal Bank of Scotland Group PLC (a)	120,080	653
Royal Dutch Shell PLC:
Class A (United Kingdom)	188,233	6,673
Class B (United Kingdom)	158,266	5,752
SABMiller PLC	205,600	10,272
Scottish & Southern Energy PLC	108,300	2,437
Standard Chartered PLC (United Kingdom)	146,813	3,906
Sthree PLC	190,600	1,011
Travis Perkins PLC	267,000	5,124
Vodafone Group PLC	3,262,069	8,903
William Hill PLC	866,100	5,276
Xstrata PLC	172,600	3,234
TOTAL UNITED KINGDOM		160,748
United States of America - 4.7%
Coach, Inc.	46,500	2,372
Deckers Outdoor Corp. (a)(d)	47,400	1,894
Dunkin' Brands Group, Inc.	59,700	2,180
GNC Holdings, Inc.	43,100	1,549
Google, Inc. Class A (a)	9,000	6,801
Life Technologies Corp. (a)	20,300	1,313
MercadoLibre, Inc. (d)	22,300	1,971
Monsanto Co.	17,800	1,804
priceline.com, Inc. (a)	3,700	2,536
Tiffany & Co., Inc.	40,800	2,683
Visa, Inc. Class A	36,200	5,716
TOTAL UNITED STATES OF AMERICA		30,819
TOTAL COMMON STOCKS (Cost $563,925)		637,977
Nonconvertible Preferred Stocks - 1.9%
	Shares	Value (000s)
Germany - 1.9%
ProSiebenSat.1 Media AG	40,500	$ 1,385
Sartorius AG (non-vtg.)	16,700	1,714
Volkswagen AG	37,300	9,225
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $9,219)		12,324
Money Market Funds - 1.2%

Fidelity Cash Central Fund, 0.16% (b)	1,775,989	1,776
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	6,262,925	6,263
TOTAL MONEY MARKET FUNDS (Cost $8,039)		8,039
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $581,183)		658,340
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(7,342)
NET ASSETS - 100%		$ 650,998
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $140,000 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	40
Total	$ 42
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 137,450	$ 122,395	$ 15,055	$ -
Consumer Staples	89,547	79,874	9,673	-
Energy	33,075	13,362	19,713	-
Financials	113,955	77,028	36,927	-
Health Care	58,726	50,167	8,559	-
Industrials	60,994	54,677	6,317	-
Information Technology	75,482	65,104	10,378	-
Materials	58,296	24,908	33,388	-
Telecommunication Services	17,260	8,357	8,903	-
Utilities	5,516	5,516	-	-
Money Market Funds	8,039	8,039	-	-
Total Investments in Securities:	$ 658,340	$ 509,427	$ 148,913	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $594,087,000. Net unrealized appreciation aggregated $64,253,000, of which $116,155,000 related to appreciated investment securities and $51,902,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global
Equity Income Fund:
Class A
Class T
Class C
Institutional Class

January 31, 2013

1.938156.100

AGED-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.8%
	Shares	Value
Australia - 1.5%
SP AusNet unit	12,650	$ 15,170
Spark Infrastructure Group unit	9,129	16,707
Telstra Corp. Ltd.	4,046	19,408
TOTAL AUSTRALIA		51,285
Bailiwick of Guernsey - 0.5%
Resolution Ltd.	4,087	17,015
Bailiwick of Jersey - 1.2%
Informa PLC	3,416	25,951
Wolseley PLC	369	17,235
TOTAL BAILIWICK OF JERSEY		43,186
Brazil - 1.9%
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	401	18,871
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	300	13,353
Itau Unibanco Holding SA sponsored ADR	1,533	26,414
Multiplus SA	350	7,523
TOTAL BRAZIL		66,161
Canada - 0.4%
Fairfax Financial Holdings Ltd. (sub. vtg.)	40	14,357
Chile - 0.9%
Aguas Andinas SA	9,950	7,368
Banco Santander Chile	116,182	8,860
Empresa Nacional de Telecomunicaciones SA (ENTEL)	375	8,156
Inversiones La Construccion SA	422	8,281
TOTAL CHILE		32,665
France - 3.4%
Arkema SA	215	24,522
Euler Hermes SA	277	24,729
Ipsos SA	569	22,675
Sanofi SA	488	47,573
TOTAL FRANCE		119,499
Germany - 1.5%
AURELIUS AG	207	13,041
Hugo Boss AG	220	25,896
Muehlbauer Holding AG & Co.	400	12,850
TOTAL GERMANY		51,787
Common Stocks - continued
	Shares	Value
Hong Kong - 1.0%
HKT Trust / HKT Ltd. unit	38,000	$ 35,426
Indonesia - 0.4%
PT Media Nusantara Citra Tbk	61,000	14,939
Ireland - 2.4%
Accenture PLC Class A	708	50,898
FBD Holdings PLC	1,200	17,760
Irish Continental Group PLC unit	600	16,147
TOTAL IRELAND		84,805
Israel - 1.3%
Israel Chemicals Ltd.	1,700	22,523
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	600	21,871
TOTAL ISRAEL		44,394
Italy - 1.3%
ENI SpA	1,800	44,960
Japan - 4.3%
Aozora Bank Ltd.	4,000	11,242
Daito Trust Construction Co. Ltd.	200	19,728
Japan Retail Fund Investment Corp.	13	24,622
Japan Tobacco, Inc.	1,000	31,133
Nippon Telegraph & Telephone Corp.	400	16,753
Relo Holdings Corp.	500	18,426
Seven Bank Ltd.	5,400	13,050
USS Co. Ltd.	120	13,464
TOTAL JAPAN		148,418
Korea (South) - 2.2%
Coway Co. Ltd.	470	20,433
DGB Financial Group Co. Ltd.	860	11,540
KT&G Corp.	287	20,021
LG Telecom Ltd.	2,190	16,385
YESCO Co. Ltd.	360	9,893
TOTAL KOREA (SOUTH)		78,272
Netherlands - 3.0%
Akzo Nobel NV	356	24,357
Koninklijke Philips Electronics NV	1,400	43,604
LyondellBasell Industries NV Class A	595	37,735
TOTAL NETHERLANDS		105,696
Common Stocks - continued
	Shares	Value
Nigeria - 0.6%
Guaranty Trust Bank PLC	62,282	$ 9,738
Nestle Foods Nigeria PLC	1,907	10,193
TOTAL NIGERIA		19,931
Norway - 1.0%
Telenor ASA	1,600	35,293
Panama - 1.2%
Copa Holdings SA Class A	392	42,963
Russia - 0.3%
Mobile TeleSystems OJSC (a)	1,200	10,250
South Africa - 1.1%
Astral Foods Ltd.	1,300	12,826
Clicks Group Ltd.	3,702	24,832
TOTAL SOUTH AFRICA		37,658
Spain - 0.8%
Grifols SA ADR	1,055	28,074
Sweden - 3.6%
Intrum Justitia AB	1,450	23,491
Svenska Handelsbanken AB (A Shares)	1,210	49,482
Swedish Match Co. AB	1,420	53,290
TOTAL SWEDEN		126,263
Switzerland - 2.7%
Clariant AG (Reg.)	1,184	16,224
Roche Holding AG (participation certificate)	245	54,220
UBS AG	1,468	25,496
TOTAL SWITZERLAND		95,940
Taiwan - 1.7%
Chipbond Technology Corp.	5,000	10,295
Far EasTone Telecommunications Co. Ltd.	6,000	15,259
Taiwan Semiconductor Manufacturing Co. Ltd.	10,000	34,263
TOTAL TAIWAN		59,817
United Kingdom - 14.7%
Barclays PLC	5,776	27,731
BP PLC	4,646	34,392
British American Tobacco PLC (United Kingdom)	1,192	61,950
Dunelm Group PLC	1,295	15,609
Ensco PLC Class A	367	23,330
GlaxoSmithKline PLC	2,477	56,659
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Hilton Food Group PLC	4,794	$ 23,998
ICAP PLC	4,647	24,041
London Stock Exchange Group PLC	1,082	20,661
Reckitt Benckiser Group PLC	809	53,915
Royal Dutch Shell PLC Class A (United Kingdom)	1,693	60,015
The Restaurant Group PLC	2,469	14,747
Vodafone Group PLC	22,381	61,081
WH Smith PLC	3,222	34,033
TOTAL UNITED KINGDOM		512,162
United States of America - 39.9%
Altria Group, Inc.	880	29,638
American Tower Corp.	375	28,556
Analog Devices, Inc.	709	30,941
Apple, Inc.	152	69,207
Cedar Fair LP (depositary unit)	757	28,403
CenturyLink, Inc.	605	24,472
Chevron Corp.	696	80,144
Comcast Corp. Class A	1,117	42,535
Cullen/Frost Bankers, Inc.	300	17,667
Dr. Pepper Snapple Group, Inc.	761	34,298
Eli Lilly & Co.	434	23,301
Emerson Electric Co.	490	28,053
Exxon Mobil Corp.	539	48,494
General Electric Co.	3,042	67,776
Hubbell, Inc. Class B	322	29,318
IBM Corp.	295	59,906
ITC Holdings Corp.	300	24,300
Johnson & Johnson	1,233	91,145
JPMorgan Chase & Co.	993	46,721
Limited Brands, Inc.	366	17,575
Lorillard, Inc.	699	27,310
McGraw-Hill Companies, Inc.	238	13,690
Merck & Co., Inc.	1,788	77,331
Microsoft Corp.	1,789	49,144
National Penn Bancshares, Inc.	1,700	16,575
Pfizer, Inc.	1,492	40,702
PG&E Corp.	435	18,548
Psychemedics Corp.	1,047	12,491
Sempra Energy	323	24,241
Tesoro Logistics LP	200	8,800
The Williams Companies, Inc.	1,360	47,668
Common Stocks - continued
	Shares	Value
United States of America - continued
U.S. Bancorp	1,855	$ 61,401
United Technologies Corp.	559	48,952
VF Corp.	225	33,206
Wells Fargo & Co.	2,128	74,118
Western Gas Partners LP	339	17,821
TOTAL UNITED STATES OF AMERICA		1,394,448
TOTAL COMMON STOCKS (Cost $3,059,347)		3,315,664
Preferred Stocks - 1.2%

Convertible Preferred Stocks - 0.1%
United States of America - 0.1%
United Technologies Corp. 7.50%	60	3,416
Nonconvertible Preferred Stocks - 1.1%
Germany - 1.1%
Volkswagen AG	160	39,572
TOTAL PREFERRED STOCKS (Cost $34,873)		42,988
Money Market Funds - 3.2%

Fidelity Cash Central Fund, 0.16% (b) (Cost $110,934)	110,934	110,934
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $3,205,154)		3,469,586
NET OTHER ASSETS (LIABILITIES) - 0.8%		26,651
NET ASSETS - 100%		$ 3,496,237
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 74
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 362,728	$ 362,728	$ -	$ -
Consumer Staples	424,146	362,196	61,950	-
Energy	365,624	226,257	139,367	-
Financials	631,252	578,025	53,227	-
Health Care	431,496	327,264	104,232	-
Industrials	341,328	297,724	43,604	-
Information Technology	304,654	270,391	34,263	-
Materials	125,361	125,361	-	-
Telecommunication Services	242,483	164,649	77,834	-
Utilities	129,580	129,580	-	-
Money Market Funds	110,934	110,934	-	-
Total Investments in Securities:	$ 3,469,586	$ 2,955,109	$ 514,477	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $3,215,639. Net unrealized appreciation aggregated $253,947, of which $305,870 related to appreciated investment securities and $51,923 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Europe Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

1.813041.108

AEUR-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.5%
	Shares	Value
Austria - 0.5%
Erste Bank AG (a)	3,200	$ 107,690
Bailiwick of Guernsey - 0.3%
Resolution Ltd.	15,200	63,281
Bailiwick of Jersey - 2.6%
Experian PLC	15,200	260,599
Shire PLC	4,090	136,820
Wolseley PLC	3,161	147,643
TOTAL BAILIWICK OF JERSEY		545,062
Belgium - 1.8%
Delhaize Group SA	900	42,667
KBC Groupe SA	6,856	270,289
UCB SA	1,200	69,272
TOTAL BELGIUM		382,228
Canada - 0.7%
First Quantum Minerals Ltd.	3,100	62,504
Suncor Energy, Inc.	2,800	95,167
TOTAL CANADA		157,671
Cayman Islands - 0.5%
Hengdeli Holding Ltd.	292,000	102,411
Denmark - 1.4%
Novo Nordisk A/S Series B	1,637	301,359
Finland - 1.0%
Fortum Corp.	3,700	69,380
Kone Oyj (B Shares)	700	57,740
Sampo Oyj (A Shares)	2,500	89,785
TOTAL FINLAND		216,905
France - 10.3%
Alstom SA	1,435	63,695
Arkema SA	1,200	136,866
Atos Origin SA	1,284	93,935
BNP Paribas SA	3,895	244,388
Bollore	100	36,050
Carrefour SA	4,274	121,752
Christian Dior SA	1,400	244,648
Credit Agricole SA (a)	10,000	98,848
Dassault Systemes SA	900	100,059
Essilor International SA	1,307	133,258
Havas SA	1,300	8,519
Common Stocks - continued
	Shares	Value
France - continued
PPR SA	1,200	$ 258,091
Remy Cointreau SA	1,000	127,620
Sanofi SA	5,385	524,963
TOTAL FRANCE		2,192,692
Germany - 7.1%
adidas AG	1,500	139,412
BASF AG	1,681	170,409
Bayer AG	3,500	345,397
Brenntag AG	800	114,001
GSW Immobilien AG	2,500	106,689
HeidelbergCement Finance AG	2,700	170,069
Henkel AG & Co. KGaA	4,800	356,308
SAP AG	1,318	108,086
TOTAL GERMANY		1,510,371
Greece - 0.6%
Jumbo SA	8,900	77,340
Sarantis SA (a)	8,800	52,455
TOTAL GREECE		129,795
Ireland - 2.1%
Elan Corp. PLC (a)	10,900	115,008
Glanbia PLC	7,400	82,592
Ingersoll-Rand PLC	2,300	118,197
Prothena Corp. PLC (a)	251	1,509
Ryanair Holdings PLC sponsored ADR	3,200	124,640
TOTAL IRELAND		441,946
Italy - 3.8%
Brunello Cucinelli SpA	2,000	40,164
ENI SpA	9,800	244,780
Geox SpA	30,000	105,338
Mediobanca SpA	12,365	90,914
Prada SpA	14,700	132,113
Prysmian SpA	5,500	117,694
UniCredit SpA (a)	13,900	89,762
TOTAL ITALY		820,765
Luxembourg - 0.6%
Eurofins Scientific SA	700	125,081
Netherlands - 4.6%
Aalberts Industries NV	3,000	67,435
Common Stocks - continued
	Shares	Value
Netherlands - continued
AEGON NV	21,200	$ 141,538
ASML Holding NV (Netherlands)	847	63,538
D.E. Master Blenders 1753 NV (a)	11,700	144,343
Koninklijke KPN NV	17,148	96,534
Koninklijke Philips Electronics NV	4,700	146,386
LyondellBasell Industries NV Class A	2,300	145,866
NXP Semiconductors NV (a)	2,700	80,973
Randstad Holding NV	2,300	95,375
TOTAL NETHERLANDS		981,988
Norway - 0.5%
DnB NOR ASA	7,400	103,491
South Africa - 0.3%
Naspers Ltd. Class N	900	58,239
Spain - 5.8%
Amadeus IT Holding SA Class A	2,900	72,748
Banco Bilbao Vizcaya Argentaria SA	30,806	306,266
Distribuidora Internacional de Alimentacion SA	11,400	84,267
Grifols SA	3,000	102,039
Grifols SA ADR	3,885	103,380
Inditex SA	1,851	259,371
Repsol YPF SA	4,623	103,227
Telefonica SA	14,169	205,068
TOTAL SPAIN		1,236,366
Sweden - 1.7%
Swedbank AB (A Shares)	8,205	193,580
Swedish Match Co. AB	4,400	165,125
TOTAL SWEDEN		358,705
Switzerland - 9.5%
Aryzta AG	1,900	106,791
Compagnie Financiere Richemont SA Series A	3,471	285,484
Credit Suisse Group	2,372	70,052
Credit Suisse Group sponsored ADR	2,000	59,080
Nestle SA	10,461	734,523
Schindler Holding AG (participation certificate)	1,163	172,523
Syngenta AG (Switzerland)	536	230,500
UBS AG	20,797	361,195
TOTAL SWITZERLAND		2,020,148
Common Stocks - continued
	Shares	Value
United Kingdom - 34.0%
Aggreko PLC	1,700	$ 43,058
Antofagasta PLC	4,500	81,505
Associated British Foods PLC	5,800	160,887
AstraZeneca PLC (United Kingdom)	2,548	123,119
Aviva PLC	19,100	111,284
Barclays PLC	48,048	230,681
Barratt Developments PLC (a)	66,800	230,536
Bellway PLC	8,800	154,920
BHP Billiton PLC	10,018	343,536
British American Tobacco PLC (United Kingdom)	6,500	337,815
British Land Co. PLC	16,792	149,672
Ensco PLC Class A	1,700	108,069
Filtrona PLC	14,000	127,895
Galliford Try PLC	4,400	57,362
Hilton Food Group PLC	9,700	48,556
HSBC Holdings PLC (United Kingdom)	58,600	666,385
Intertek Group PLC	2,000	98,617
Kingfisher PLC	29,900	127,896
Lloyds Banking Group PLC (a)	317,300	259,715
Michael Page International PLC	18,300	118,185
Mitie Group PLC	18,900	84,501
Next PLC	3,000	193,080
Persimmon PLC	12,700	169,698
Prudential PLC	13,875	210,621
Reckitt Benckiser Group PLC	4,100	273,239
Redrow PLC (a)	51,500	152,005
Rightmove PLC	1,300	34,556
Rolls-Royce Group PLC	13,397	201,003
Royal Dutch Shell PLC Class A (United Kingdom)	18,873	669,024
SABMiller PLC	5,100	254,791
Serco Group PLC	5,653	49,715
Standard Chartered PLC (United Kingdom)	6,896	183,469
Taylor Wimpey PLC	280,700	316,753
Ted Baker PLC	7,100	135,578
Tesco PLC	41,200	232,818
The Restaurant Group PLC	7,200	43,005
Vodafone Group PLC	122,700	334,868
Whitbread PLC	3,447	140,500
TOTAL UNITED KINGDOM		7,258,917
United States of America - 3.8%
ANSYS, Inc. (a)	900	66,240
Common Stocks - continued
	Shares	Value
United States of America - continued
Beam, Inc.	2,100	$ 128,814
Coach, Inc.	1,400	71,400
Gilead Sciences, Inc. (a)	2,200	86,790
Google, Inc. Class A (a)	100	75,569
Noble Energy, Inc.	500	53,895
salesforce.com, Inc. (a)	500	86,065
Theravance, Inc. (a)	3,500	77,875
Visa, Inc. Class A	1,100	173,701
TOTAL UNITED STATES OF AMERICA		820,349
TOTAL COMMON STOCKS (Cost $16,980,951)		19,935,460
Nonconvertible Preferred Stocks - 2.1%

Germany - 2.1%
Porsche Automobil Holding SE (Germany)	1,700	147,959
ProSiebenSat.1 Media AG	3,000	102,609
Volkswagen AG	800	197,859
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $317,592)		448,427
Money Market Funds - 4.1%

Fidelity Cash Central Fund, 0.16% (b) (Cost $877,046)	877,046	877,046
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $18,175,589)		21,260,933
NET OTHER ASSETS (LIABILITIES) - 0.3%		60,280
NET ASSETS - 100%		$ 21,321,213
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 231
Fidelity Securities Lending Cash Central Fund	493
Total	$ 724
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 3,929,484	$ 3,929,484	$ -	$ -
Consumer Staples	3,455,363	3,117,548	337,815	-
Energy	1,274,162	360,358	913,804	-
Financials	4,208,675	1,850,938	2,357,737	-
Health Care	2,245,870	1,044,601	1,201,269	-
Industrials	2,174,419	2,028,033	146,386	-
Information Technology	920,914	749,290	171,624	-
Materials	1,469,150	895,114	574,036	-
Telecommunication Services	636,470	96,534	539,936	-
Utilities	69,380	69,380	-	-
Money Market Funds	877,046	877,046	-	-
Total Investments in Securities:	$ 21,260,933	$ 15,018,326	$ 6,242,607	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $18,317,114. Net unrealized appreciation aggregated $2,943,819, of which $3,274,927 related to appreciated investment securities and $331,108 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor®
Emerging Asia Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

1.813062.108

AEA-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
Australia - 0.1%
Origin Energy Ltd.	40,956	$ 537,705
Bermuda - 1.7%
BW Offshore Ltd.	139,400	143,664
Cafe de Coral Holdings Ltd.	182,000	553,833
Cheung Kong Infrastructure Holdings Ltd.	198,000	1,256,105
Csi Properties Ltd.	3,770,000	165,278
Genting Hong Kong Ltd. (a)	490,000	218,050
Hongkong Land Holdings Ltd.	67,000	524,610
Kunlun Energy Co. Ltd.	778,000	1,617,113
Luk Fook Holdings International Ltd.	66,000	231,477
Man Wah Holdings Ltd.	720,000	662,867
Mandarin Oriental International Ltd.	43,000	72,240
Oriental Watch Holdings Ltd.	1,474,000	579,686
TOTAL BERMUDA		6,024,923
Canada - 0.0%
Turquoise Hill Resources Ltd. (a)	14,600	112,420
Cayman Islands - 7.7%
7 Days Group Holdings Ltd. ADR (a)	24,800	305,040
Baidu.com, Inc. sponsored ADR (a)	3,300	357,390
Baoxin Auto Group Ltd. (a)	170,500	176,977
Chailease Holding Co. Ltd.	98,000	262,174
Changyou.com Ltd. (A Shares) ADR	27,600	850,080
China Lodging Group Ltd. ADR (a)	20,500	372,280
China Medical System Holdings Ltd.	615,000	528,135
China Metal Recycling (Holdings) Ltd.	273,000	331,948
China Sanjiang Fine Chemicals	450,000	199,023
China Shanshui Cement Group Ltd.	926,000	680,584
China Shineway Pharmaceutical Group Ltd.	399,000	729,533
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	410,000	202,478
Coastal Energy Co. (a)	7,300	160,726
ENN Energy Holdings Ltd.	172,000	823,916
Haitian International Holdings Ltd.	291,000	367,343
Hengdeli Holding Ltd.	228,000	79,965
Honghua Group Ltd.	1,137,000	483,805
Kingsoft Corp. Ltd.	542,000	471,736
KWG Property Holding Ltd.	1,503,000	1,139,547
Lee & Man Paper Manufacturing Ltd.	1,893,000	1,276,580
Longfor Properties Co. Ltd.	527,500	988,969
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	43,600	913,856
Mindray Medical International Ltd. sponsored ADR	4,600	173,880
New World Department Store China Ltd.	794,000	533,401
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
O-Net Communications Group Ltd.	703,000	$ 174,041
Pacific Textile Holdings Ltd.	217,000	195,304
Pactera Technology International Ltd. ADR	16,210	130,166
Sa Sa International Holdings Ltd.	604,000	545,169
Samson Holding Ltd.	4,000,000	649,870
Shenzhou International Group Holdings Ltd.	32,000	77,737
Shimao Property Holdings Ltd.	318,000	702,803
SOHO China Ltd.	772,000	694,814
SouFun Holdings Ltd. ADR (d)	28,700	741,034
Springland International Holdings Ltd.	905,000	541,455
SPT Energy Group, Inc.	380,000	177,373
TCC International Holdings Ltd.	204,000	70,758
Tencent Holdings Ltd.	179,900	6,295,595
Tiangong International Co. Ltd.	782,000	240,991
TPK Holding Co. Ltd.	51,000	877,345
Uni-President China Holdings Ltd.	472,000	553,225
Vinda International Holdings Ltd.	76,000	105,248
Wynn Macau Ltd. (a)	380,000	1,065,709
Xueda Education Group sponsored ADR	88,200	259,308
Yingde Gases Group Co. Ltd.	360,000	403,848
Youyuan International Holdings Ltd.	508,000	118,560
Zhen Ding Technology Holding Ltd.	48,000	117,846
TOTAL CAYMAN ISLANDS		27,147,565
China - 11.1%
Air China Ltd. (H Shares)	1,728,000	1,479,475
China Communications Services Corp. Ltd. (H Shares)	3,598,000	2,189,772
China Construction Bank Corp. (H Shares)	10,477,000	9,037,719
China Eastern Airlines Corp. Ltd. (H Shares) (a)	1,268,000	577,690
China Longyuan Power Grid Corp. Ltd. (H Shares)	729,000	610,994
China Merchants Bank Co. Ltd. (H Shares)	685,000	1,641,089
China National Building Materials Co. Ltd. (H Shares)	584,000	932,243
China Oilfield Services Ltd. (H Shares)	412,000	892,488
China Pacific Insurance Group Co. Ltd. (H Shares)	531,600	2,076,937
China Petroleum & Chemical Corp. (H Shares)	2,600,000	3,154,561
China Railway Construction Corp. Ltd. (H Shares)	2,583,000	2,791,028
China Railway Group Ltd. (H Shares)	1,873,000	1,067,470
China Southern Airlines Ltd. (H Shares)	2,514,000	1,510,591
China Suntien Green Energy Corp. Ltd. (H Shares)	2,431,000	539,150
Chongqing Machinery & Electric Co. Ltd. (H Shares)	1,610,000	280,256
Great Wall Motor Co. Ltd. (H Shares)	362,500	1,474,698
Guangzhou R&F Properties Co. Ltd. (H Shares)	443,200	804,634
Common Stocks - continued
	Shares	Value
China - continued
Huaneng Renewables Corp. Ltd. (H Shares) (a)	1,874,000	$ 357,624
Industrial & Commercial Bank of China Ltd. (H Shares)	9,834,000	7,405,235
Sinotrans Ltd. (H Shares)	1,130,000	205,444
Yantai Changyu Pioneer Wine Co. (B Shares)	26,300	162,472
TOTAL CHINA		39,191,570
Hong Kong - 14.7%
AIA Group Ltd.	1,983,400	7,889,714
BOC Hong Kong (Holdings) Ltd.	648,000	2,235,088
Cheung Kong Holdings Ltd.	295,000	4,838,435
China Everbright Ltd.	266,000	501,447
China Mobile Ltd.	804,500	8,796,566
China Resources Power Holdings Co. Ltd.	540,000	1,493,540
CITIC Pacific Ltd.	1,587,000	2,553,802
City Telecom (HK) Ltd. (CTI)	1,484,000	451,587
Galaxy Entertainment Group Ltd. (a)	417,000	1,879,226
Hysan Development Co. Ltd.	314,000	1,581,053
Lai Sun Development Co. Ltd. (a)	4,142,000	181,587
Lenovo Group Ltd.	2,690,000	2,799,121
Magnificent Estates Ltd.	1,922,000	115,240
Melco International Development Ltd.	383,000	617,312
New World Development Co. Ltd.	1,757,437	3,231,432
PCCW Ltd.	6,123,000	2,708,034
Power Assets Holdings Ltd.	429,000	3,717,255
Singamas Container Holdings Ltd.	1,354,000	391,077
Sun Hung Kai Properties Ltd.	284,976	4,677,701
Vitasoy International Holdings Ltd.	394,000	415,063
Wing Hang Bank Ltd.	73,500	770,502
TOTAL HONG KONG		51,844,782
India - 10.1%
Aditya Birla Nuvo Ltd.	37,660	802,824
Apollo Hospitals Enterprise Ltd.	35,992	546,214
Apollo Tyres Ltd. (a)	433,261	699,398
Axis Bank Ltd.	76,498	2,161,257
Britannia Industries Ltd. (a)	15,444	139,728
Cairn India Ltd.	110,428	670,134
Cox & Kings India Ltd.	69,582	177,432
Dena Bank	289,157	607,862
Dish TV India Ltd. (a)	183,743	248,152
Gateway Distriparks Ltd.	178,612	452,607
Grasim Industries Ltd. (a)	35,290	2,054,861
Common Stocks - continued
	Shares	Value
India - continued
Hathway Cable & Datacom Ltd. (a)	138,178	$ 659,831
HCL Infosystems Ltd.	318,811	217,827
HDFC Bank Ltd.	287,584	3,474,819
Hindalco Industries Ltd.	821,522	1,791,851
Housing Development Finance Corp. Ltd. (a)	251,690	3,715,941
ICICI Bank Ltd.	80,680	1,798,837
IDBI Bank Ltd.	198,940	401,801
INFO Edge India Ltd.	9,106	58,986
Infotech Enterprises Ltd.	71,366	231,144
Ipca Laboratories Ltd.	40,891	377,863
ITC Ltd.	386,986	2,234,749
Jaypee Infratech Ltd. (a)	349,403	326,940
Jubilant Foodworks Ltd. (a)	9,696	218,508
Larsen & Toubro Ltd.	55,356	1,602,077
Mahindra & Mahindra Financial Services Ltd.	45,566	886,687
Manappuram General Finance & Leasing Ltd.	315,220	257,679
Maruti Suzuki India Ltd.	40,559	1,204,094
McLeod Russel India Ltd. (a)	83,197	565,318
MindTree Consulting Ltd.	22,528	333,512
Muthoot Finance Ltd. (a)	123,681	528,271
NIIT Technologies Ltd.	77,144	382,209
NTPC Ltd.	268,892	792,922
Opto Circuits India Ltd.	107,200	159,769
Petronet LNG Ltd.	393,494	1,120,839
Shriram City Union Finance Ltd. (a)	29,209	602,218
Simplex Infrastructures Ltd. (a)	27,613	95,525
Strides Arcolab Ltd.	41,354	842,993
Tata Chemicals Ltd. (a)	128,558	863,528
Tech Mahindra Ltd. (a)	31,879	597,757
Yes Bank Ltd.	69,097	677,222
Zydus Wellness Ltd.	7,735	72,355
TOTAL INDIA		35,654,541
Indonesia - 4.0%
PT ACE Hardware Indonesia Tbk	4,525,000	354,626
PT Bank Bukopin Tbk	7,892,500	545,291
PT Bank Mandiri (Persero) Tbk	2,751,000	2,567,307
PT Bank Rakyat Indonesia Tbk	5,801,000	4,755,637
PT BISI International Tbk	1,735,500	143,170
PT Global Mediacom Tbk	4,695,500	1,053,125
PT Kalbe Farma Tbk	7,747,500	870,817
PT Media Nusantara Citra Tbk	697,500	170,823
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Pembangunan Perumahan Persero Tbk	7,025,500	$ 630,282
PT Telkomunikasi Indonesia Tbk Series B	2,771,500	2,787,968
PT Tempo Scan Pacific Tbk	963,000	352,528
TOTAL INDONESIA		14,231,574
Isle of Man - 0.5%
Genting Singapore PLC	1,285,000	1,609,300
Japan - 0.2%
Suzuki Motor Corp.	21,400	560,011
Korea (South) - 19.2%
BS Financial Group, Inc.	125,840	1,665,514
Chong Kun Dang Pharmaceutical Corp.	4,900	191,179
CJ CheilJedang Corp.	2,482	846,336
CJ Corp.	19,705	2,263,880
DGB Financial Group Co. Ltd.	162,470	2,180,184
Dongbu Insurance Co. Ltd.	10,400	446,393
Hanjin Shipping Co. Ltd. (a)	61,740	663,926
Hotel Shilla Co.	37,626	1,585,603
Hyundai Hysco Co. Ltd.	28,800	997,932
Hyundai Steel Co.	22,011	1,677,109
Hyundai Wia Corp.	5,633	761,069
Industrial Bank of Korea	96,490	1,090,823
KCC Corp.	1,444	386,213
Korea Electric Power Corp. (a)	49,020	1,456,151
LG Chemical Ltd.	9,141	2,558,280
LG Home Shopping, Inc.	3,707	581,258
LG International Corp.	33,990	1,405,823
LG Telecom Ltd.	75,570	565,381
LIG Insurance Co. Ltd.	11,190	262,777
Lotte Samkang Co. Ltd.	3,184	1,998,761
Paradise Co. Ltd.	28,765	507,613
POSCO	13,568	4,439,141
S-Oil Corp.	22,870	2,057,860
Samsung Electronics Co. Ltd.	16,415	21,846,229
Samsung Fire & Marine Insurance Co. Ltd.	10,549	2,137,898
Samsung Heavy Industries Ltd.	80,390	2,826,184
SBS Contents Hub Co. Ltd.	12,352	160,643
Shinhan Financial Group Co. Ltd.	69,760	2,625,593
SK Chemicals Co. Ltd.	7,914	434,975
SK Energy Co. Ltd.	17,968	2,832,245
SK Holdings Co. Ltd.	13,892	2,196,141
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Soulbrain Co. Ltd.	16,567	$ 590,042
Woori Finance Holdings Co. Ltd.	103,430	1,216,812
TOTAL KOREA (SOUTH)		67,455,968
Malaysia - 1.5%
Bumiputra-Commerce Holdings Bhd	1,284,800	2,981,464
Glomac Bhd	1,063,500	292,659
Malaysian Plantations Bhd	508,000	698,153
Telekom Malaysia Bhd	486,400	868,851
TIME dotCom Bhd	293,300	349,279
Top Glove Corp. Bhd	98,600	165,973
TOTAL MALAYSIA		5,356,379
Papua New Guinea - 0.3%
Oil Search Ltd. ADR	131,727	1,002,764
Philippines - 1.5%
Alliance Global Group, Inc.	234,300	108,891
Cebu Air, Inc.	254,000	386,834
Manila Water Co., Inc.	2,068,100	1,823,748
PUREGOLD Price Club, Inc.	954,100	819,106
Security Bank Corp.	262,470	1,119,898
SM Investments Corp.	41,690	974,917
TOTAL PHILIPPINES		5,233,394
Singapore - 3.3%
Ascendas Real Estate Investment Trust	900,000	1,839,777
Avago Technologies Ltd.	39,700	1,420,069
First Resources Ltd.	471,000	743,995
Global Logistic Properties Ltd.	574,000	1,280,039
Mapletree Industrial (REIT)	966,000	1,069,301
Mapletree Logistics Trust (REIT)	1,477,189	1,396,446
StarHub Ltd.	266,000	838,201
UOL Group Ltd.	404,000	2,040,157
Wing Tai Holdings Ltd.	213,000	327,851
Yanlord Land Group Ltd. (a)	401,000	521,642
TOTAL SINGAPORE		11,477,478
Taiwan - 11.6%
ASUSTeK Computer, Inc.	270,000	3,090,417
Chicony Electronics Co. Ltd.	372,075	1,031,932
Chinatrust Financial Holding Co. Ltd.	4,162,688	2,382,304
Chipbond Technology Corp.	639,000	1,315,652
Common Stocks - continued
	Shares	Value
Taiwan - continued
E.SUN Financial Holdings Co. Ltd.	131,096	$ 75,026
ECLAT Textile Co. Ltd.	30,000	126,990
Far EasTone Telecommunications Co. Ltd.	623,000	1,584,399
Fubon Financial Holding Co. Ltd.	1,735,000	2,217,956
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,624,590	4,643,258
MediaTek, Inc.	289,000	3,161,090
Mega Financial Holding Co. Ltd.	1,777,000	1,453,253
Novatek Microelectronics Corp.	175,000	696,326
Radiant Opto-Electronics Corp.	131,360	509,337
Taishin Financial Holdings Co. Ltd.	2,197,000	870,467
Taiwan Mobile Co. Ltd.	715,000	2,542,330
Taiwan Semiconductor Manufacturing Co. Ltd.	3,560,393	12,199,040
Unified-President Enterprises Corp.	1,509,150	2,647,273
Wowprime Corp.	13,000	183,796
TOTAL TAIWAN		40,730,846
Thailand - 6.3%
Advanced Info Service PCL (For. Reg.)	306,200	2,156,338
Amata Corp. PCL (For. Reg.)	663,700	454,040
Bangchak Petroleum PCL (For. Reg.)	308,700	372,676
Bangkok Expressway PCL (For.Reg.)	382,700	529,389
BEC World PCL (For. Reg.)	309,800	753,203
Charoen Pokphand Foods PCL (For. Reg.)	994,000	1,183,333
Home Product Center PCL (For. Reg.)	364,560	168,710
Kasikornbank PCL:
NVDR	55,600	370,107
(For. Reg.)	427,500	2,867,203
Preuksa Real Estate PCL (For. Reg.)	908,400	913,883
PTT Global Chemical PCL (For. Reg.)	659,667	1,769,730
PTT PCL (For. Reg.)	356,500	4,076,677
Siam Commercial Bank PCL (For. Reg.)	685,100	4,112,438
Sino Thai Engineering & Construction PCL (For. Reg.)	901,600	846,573
Thai Tap Water Supply PCL	1,488,500	514,137
Thanachart Capital PCL (For. Reg.)	541,600	703,789
Toyo-Thai Corp. PCL NVDR	211,900	252,262
TOTAL THAILAND		22,044,488
United Kingdom - 0.9%
HSBC Holdings PLC (Hong Kong)	68,078	770,932
Standard Chartered PLC (Hong Kong)	77,428	2,040,679
Vedanta Resources PLC	24,900	475,476
TOTAL UNITED KINGDOM		3,287,087
Common Stocks - continued
	Shares	Value
United States of America - 1.7%
China Natural Gas, Inc. (a)(d)	13,300	$ 11,305
Citigroup, Inc.	37,800	1,593,648
Cognizant Technology Solutions Corp. Class A (a)	30,900	2,415,762
Las Vegas Sands Corp.	29,700	1,640,925
Yum! Brands, Inc.	4,100	266,254
TOTAL UNITED STATES OF AMERICA		5,927,894
TOTAL COMMON STOCKS (Cost $277,046,653)		339,430,689
Money Market Funds - 3.1%

Fidelity Cash Central Fund, 0.16% (b)	10,603,206	10,603,206
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	290,600	290,600
TOTAL MONEY MARKET FUNDS (Cost $10,893,806)		10,893,806
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $287,940,459)		350,324,495
NET OTHER ASSETS (LIABILITIES) - 0.5%		1,678,314
NET ASSETS - 100%		$ 352,002,809
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,214
Fidelity Securities Lending Cash Central Fund	2,655
Total	$ 3,869
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 25,651,421	$ 25,651,421	$ -	$ -
Consumer Staples	12,630,132	12,630,132	-	-
Energy	20,042,258	16,887,697	3,154,561	-
Financials	120,350,703	113,698,253	6,652,450	-
Health Care	4,938,884	4,938,884	-	-
Industrials	27,975,464	27,397,774	577,690	-
Information Technology	67,125,544	54,926,504	12,199,040	-
Materials	22,019,880	15,193,930	6,494,002	331,948
Telecommunication Services	25,838,706	14,254,172	11,584,534	-
Utilities	12,857,697	11,401,546	1,456,151	-
Money Market Funds	10,893,806	10,893,806	-	-
Total Investments in Securities:	$ 350,324,495	$ 307,874,119	$ 42,118,428	$ 331,948
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $289,663,215. Net unrealized appreciation aggregated $60,661,280, of which $65,339,137 related to appreciated investment securities and $4,677,857 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Value Leaders Fund Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

1.813052.108

AVLF-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 6.9%
Diversified Consumer Services - 2.3%
Apollo Group, Inc. Class A (non-vtg.) (a)	16,258	$ 328,737
DeVry, Inc.	11,693	294,313
		623,050
Household Durables - 1.1%
Garmin Ltd. (d)	7,517	284,819
Media - 2.5%
DISH Network Corp. Class A	6,878	256,343
Washington Post Co. Class B	1,062	409,592
		665,935
Multiline Retail - 1.0%
J.C. Penney Co., Inc. (d)	13,613	276,752
TOTAL CONSUMER DISCRETIONARY		1,850,556
CONSUMER STAPLES - 7.6%
Beverages - 0.3%
PepsiCo, Inc.	900	65,565
Food & Staples Retailing - 1.9%
CVS Caremark Corp.	5,290	270,848
Wal-Mart Stores, Inc.	3,446	241,048
		511,896
Food Products - 3.1%
Kraft Foods Group, Inc.	7,806	360,793
Mondelez International, Inc.	17,218	478,488
		839,281
Household Products - 2.3%
Procter & Gamble Co.	8,193	615,786
TOTAL CONSUMER STAPLES		2,032,528
ENERGY - 14.4%
Energy Equipment & Services - 3.4%
Cameron International Corp. (a)	6,051	383,089
Halliburton Co.	10,532	428,442
Weatherford International Ltd. (a)	7,437	99,284
		910,815
Oil, Gas & Consumable Fuels - 11.0%
Anadarko Petroleum Corp.	8,811	705,056
Apache Corp.	1,600	134,016
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chevron Corp.	7,115	$ 819,292
Exxon Mobil Corp.	8,528	767,264
Occidental Petroleum Corp.	5,108	450,883
The Williams Companies, Inc.	2,012	70,521
		2,947,032
TOTAL ENERGY		3,857,847
FINANCIALS - 26.5%
Capital Markets - 4.5%
Bank of New York Mellon Corp.	6,700	181,972
E*TRADE Financial Corp. (a)	50,408	534,829
Goldman Sachs Group, Inc.	1,204	178,023
State Street Corp.	5,832	324,551
		1,219,375
Commercial Banks - 9.0%
Aozora Bank Ltd.	247,000	694,177
Comerica, Inc.	1,700	58,412
Fifth Third Bancorp	15,105	246,060
KeyCorp	58,828	552,983
PNC Financial Services Group, Inc.	800	49,440
U.S. Bancorp	4,771	157,920
Wells Fargo & Co.	13,726	478,077
Zions Bancorporation	7,298	170,189
		2,407,258
Consumer Finance - 1.4%
Capital One Financial Corp.	6,500	366,080
Diversified Financial Services - 6.2%
Bank of America Corp.	18,855	213,439
Citigroup, Inc.	22,391	944,005
JPMorgan Chase & Co.	10,525	495,201
		1,652,645
Insurance - 4.6%
Allstate Corp.	3,840	168,576
Assurant, Inc.	2,967	113,458
MetLife, Inc.	2,888	107,838
RenaissanceRe Holdings Ltd.	3,119	267,111
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
The Chubb Corp.	2,585	$ 207,601
XL Group PLC Class A	12,939	358,669
		1,223,253
Real Estate Investment Trusts - 0.6%
Weyerhaeuser Co.	5,687	171,292
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	9,249	59,471
TOTAL FINANCIALS		7,099,374
HEALTH CARE - 11.8%
Health Care Providers & Services - 0.3%
HCA Holdings, Inc.	2,301	86,633
Pharmaceuticals - 11.5%
Bristol-Myers Squibb Co.	3,599	130,068
Eli Lilly & Co.	1,929	103,568
Johnson & Johnson	5,892	435,537
Merck & Co., Inc.	26,647	1,152,483
Pfizer, Inc.	41,501	1,132,147
Sanofi SA sponsored ADR	2,640	128,515
Zoetis, Inc. Class A	300	7,800
		3,090,118
TOTAL HEALTH CARE		3,176,751
INDUSTRIALS - 7.8%
Aerospace & Defense - 2.3%
Textron, Inc.	21,847	628,320
Construction & Engineering - 1.1%
Jacobs Engineering Group, Inc. (a)	6,007	288,997
Industrial Conglomerates - 4.4%
General Electric Co.	52,947	1,179,660
TOTAL INDUSTRIALS		2,096,977
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 1.0%
Cisco Systems, Inc.	13,014	267,698
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 2.2%
Dell, Inc.	5,700	$ 75,468
Hewlett-Packard Co.	31,853	525,893
		601,361
Internet Software & Services - 1.9%
Yahoo!, Inc. (a)	25,690	504,295
Office Electronics - 1.1%
Xerox Corp.	36,484	292,237
Semiconductors & Semiconductor Equipment - 1.3%
Advanced Micro Devices, Inc. (a)(d)	15,339	39,881
Intel Corp.	3,262	68,632
Micron Technology, Inc. (a)	31,307	236,681
		345,194
Software - 3.2%
Comverse Technology, Inc.	85,152	371,263
Comverse, Inc.	9,935	286,923
Microsoft Corp.	3,210	88,179
Symantec Corp. (a)	5,685	123,762
		870,127
TOTAL INFORMATION TECHNOLOGY		2,880,912
MATERIALS - 4.2%
Chemicals - 1.0%
The Dow Chemical Co.	8,441	271,800
Metals & Mining - 2.4%
Freeport-McMoRan Copper & Gold, Inc.	3,449	121,577
Newmont Mining Corp.	12,038	517,152
		638,729
Paper & Forest Products - 0.8%
International Paper Co.	5,586	231,372
TOTAL MATERIALS		1,141,901
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.1%
AT&T, Inc.	736	25,605
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 2.3%
Sprint Nextel Corp. (a)	109,310	$ 615,415
TOTAL TELECOMMUNICATION SERVICES		641,020
UTILITIES - 3.5%
Electric Utilities - 2.3%
Edison International	7,916	381,472
FirstEnergy Corp.	1,636	66,242
NextEra Energy, Inc.	2,199	158,438
		606,152
Multi-Utilities - 1.2%
Sempra Energy	4,300	322,715
TOTAL UTILITIES		928,867
TOTAL COMMON STOCKS (Cost $25,168,320)		25,706,733
Money Market Funds - 7.9%

Fidelity Cash Central Fund, 0.16% (b)	1,223,791	1,223,791
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	883,704	883,704
TOTAL MONEY MARKET FUNDS (Cost $2,107,495)		2,107,495
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $27,275,815)		27,814,228
NET OTHER ASSETS (LIABILITIES) - (3.7)%		(993,093)
NET ASSETS - 100%		$ 26,821,135
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 332
Fidelity Securities Lending Cash Central Fund	4,616
Total	$ 4,948
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $27,799,694. Net unrealized appreciation aggregated $14,534, of which $2,444,725 related to appreciated investment securities and $2,430,191 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Global Capital
Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

1.813039.108

AGLO-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
Australia - 1.9%
Boart Longyear Ltd.	125,412	$ 268,098
Carsales.com Ltd.	56,367	521,374
Flexigroup Ltd.	53,144	222,783
Goodman Group unit	29,684	139,295
McMillan Shakespeare Ltd.	12,889	184,943
Nufarm Ltd.	24,640	142,862
Ramsay Health Care Ltd.	3,283	101,131
TOTAL AUSTRALIA		1,580,486
Austria - 0.1%
OMV AG	2,400	98,935
Belgium - 0.8%
Anheuser-Busch InBev SA NV ADR	7,000	620,200
Melexis NV	800	15,175
TOTAL BELGIUM		635,375
Bermuda - 0.3%
Fairwood Holdings Ltd.	66,000	141,269
Soundwill Holdings Ltd.	38,000	106,571
TOTAL BERMUDA		247,840
Brazil - 1.6%
Abril Educacao SA unit	11,300	248,602
CCR SA	19,300	199,169
Mills Estruturas e Servicos de Engenharia SA	13,300	223,743
Multiplus SA	8,100	174,093
Qualicorp SA (a)	21,000	217,240
Totvs SA	10,500	228,682
TOTAL BRAZIL		1,291,529
British Virgin Islands - 0.4%
Mail.ru Group Ltd. GDR (Reg. S)	8,800	292,776
Canada - 1.5%
B2Gold Corp. (a)	15,688	60,399
Canadian Natural Resources Ltd.	12,500	377,481
DeeThree Exploration Ltd. (a)	24,700	168,645
Osisko Mining Corp. (a)	12,200	84,522
PetroBakken Energy Ltd.	11,935	105,302
Petrobank Energy & Resources Ltd. (a)	10,800	9,312
Suncor Energy, Inc.	11,700	397,664
SunOpta, Inc. (a)	2,900	20,764
TOTAL CANADA		1,224,089
Common Stocks - continued
	Shares	Value
Cayman Islands - 4.0%
AAC Acoustic Technology Holdings, Inc.	57,000	$ 220,492
Biostime International Holdings Ltd.	17,500	72,546
China Medical System Holdings Ltd.	364,000	312,587
China State Construction International Holdings Ltd.	168,000	220,522
Cimc Enric Holdings Ltd.	308,000	312,551
Coastal Energy Co. (a)	9,800	215,769
Eurasia Drilling Co. Ltd. GDR (Reg. S)	5,300	200,870
Pico Far East Holdings Ltd.	674,000	185,112
Sa Sa International Holdings Ltd.	286,000	258,143
Shenzhou International Group Holdings Ltd.	170,000	412,977
SITC International Holdings Co. Ltd.	191,000	66,988
SOHO China Ltd.	301,500	271,355
Sunny Optical Technology Group Co. Ltd.	66,000	56,167
Tencent Holdings Ltd.	6,000	209,970
Towngas China Co. Ltd.	257,000	212,084
TOTAL CAYMAN ISLANDS		3,228,133
China - 0.3%
China Oilfield Services Ltd. (H Shares)	94,000	203,626
Denmark - 0.3%
Novo Nordisk A/S Series B	1,100	202,501
Finland - 0.5%
KCI Konecranes Oyj	6,300	211,715
PK Cables OY	9,000	204,322
TOTAL FINLAND		416,037
France - 2.8%
BNP Paribas SA	4,500	282,348
Christian Dior SA	1,200	209,699
Club Mediterranee SA (a)	12,400	234,704
Sanofi SA sponsored ADR	24,400	1,187,787
Virbac SA	1,000	224,037
Zodiac Aerospace	1,600	175,058
TOTAL FRANCE		2,313,633
Germany - 3.4%
Aareal Bank AG (a)	10,646	253,832
adidas AG	2,800	260,236
Bertrandt AG	2,600	286,518
Brenntag AG	1,500	213,752
Carl Zeiss Meditec AG	7,400	241,748
HeidelbergCement Finance AG	3,200	201,563
Common Stocks - continued
	Shares	Value
Germany - continued
Isra Vision AG	2,100	$ 79,211
KUKA AG (a)	6,600	256,209
LPKF Laser & Electronics AG	9,000	204,994
MLP AG	14,200	123,204
MTU Aero Engines Holdings AG	2,300	219,262
Rational AG	800	242,449
SAP AG	2,418	198,294
TOTAL GERMANY		2,781,272
Hong Kong - 0.4%
Galaxy Entertainment Group Ltd. (a)	57,000	256,873
Magnificent Estates Ltd.	1,646,000	98,691
TOTAL HONG KONG		355,564
India - 4.7%
Britannia Industries Ltd. (a)	20,064	181,527
Cipla Ltd.	26,724	204,186
IndusInd Bank Ltd.	29,490	241,234
INFO Edge India Ltd.	63,340	410,298
Ipca Laboratories Ltd.	30,267	279,689
Jubilant Foodworks Ltd. (a)	7,531	169,718
Kotak Mahindra Bank Ltd.	7,683	98,116
Manappuram General Finance & Leasing Ltd.	297,299	243,029
Max India Ltd.	64,536	302,723
Natco Pharma Ltd.	11,402	98,867
Oracle Finance Services Software Ltd. (a)	3,317	198,836
Page Industries Ltd.	4,642	295,751
Pidilite Industries Ltd. (a)	56,696	247,377
Shriram Transport Finance Co. Ltd.	7,891	116,984
Smithkline Beecham Consumer Healthcare Ltd.	1,614	114,255
Sobha Developers Ltd. (a)	33,307	268,332
Speciality Restaurants Ltd.	55,563	179,700
Talwalkars Better Value Fitness Ltd.	31,015	103,742
Zee Entertainment Enterprises Ltd. (a)	24,691	106,643
TOTAL INDIA		3,861,007
Indonesia - 1.1%
PT Alam Sutera Realty Tbk	2,806,000	222,801
PT Ciputra Development Tbk	2,217,500	210,373
PT Global Mediacom Tbk	1,003,000	224,957
PT Surya Semesta Internusa Tbk	1,557,500	223,245
TOTAL INDONESIA		881,376
Common Stocks - continued
	Shares	Value
Ireland - 1.6%
Paddy Power PLC (Ireland)	4,200	$ 348,439
Trinity Biotech PLC sponsored ADR	60,641	978,139
TOTAL IRELAND		1,326,578
Italy - 1.3%
De Longhi SpA	26,000	420,456
ENI SpA	15,500	387,152
Gentium SpA sponsored ADR (a)	4,100	49,118
Prada SpA	22,100	198,619
TOTAL ITALY		1,055,345
Japan - 9.0%
Ajinomoto Co., Inc.	15,000	203,565
ARNEST ONE Corp.	17,200	274,989
CAC Corp.	22,700	191,390
Chiyoda Corp.	11,000	137,974
cocokara fine HOLDINGS, Inc.	6,100	200,454
Credit Saison Co. Ltd.	7,300	154,310
DeNA Co. Ltd.	5,200	164,453
Hamakyorex Co. Ltd.	3,000	96,615
Hino Motors Ltd.	27,000	283,449
Hitachi Capital Corp.	16,400	326,583
IT Holdings Corp.	26,000	367,631
J Trust Co. Ltd.	15,300	265,527
Kanamoto Co. Ltd.	16,000	254,404
Kanto Natural Gas Development	36,000	198,808
Kitz Corp.	41,300	212,721
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,740	215,372
Monex Group, Inc.	808	236,449
Nakanishi, Inc.	1,000	115,917
NSD Co. Ltd.	24,400	226,003
ORIX Corp.	2,510	268,169
Otsuka Corp.	4,000	327,629
Otsuka Holdings Co. Ltd.	7,100	228,890
Pigeon Corp.	4,000	218,273
Relo Holdings Corp.	9,200	339,045
Ryoyo Electro Corp.	16,500	150,123
Shinsei Bank Ltd.	190,000	388,540
The Suruga Bank Ltd.	23,000	299,809
Tohokushinsha Film Corp.	28,400	221,436
Toshiba Plant Systems & Services Corp.	7,000	97,753
Tsutsumi Jewelry Co. Ltd.	15,500	380,868
Common Stocks - continued
	Shares	Value
Japan - continued
Utoc Corp.	18,700	$ 55,009
Wacom Co. Ltd.	34	110,836
Workman Co. Ltd.	3,700	104,391
TOTAL JAPAN		7,317,385
Korea (South) - 3.4%
Cheil Worldwide, Inc.	6,870	141,440
CJ Corp.	1,786	205,191
GS Retail Co. Ltd.	7,240	182,329
Hana Tour Service, Inc.	3,171	205,180
Korea Express Co. Ltd. (a)	1,712	188,822
Korea Kolmar Holdings Co. Ltd.	13,390	165,527
KT Skylife Co. Ltd. (a)	7,650	226,053
LIG Insurance Co. Ltd.	7,010	164,617
Lotte Samkang Co. Ltd.	382	239,801
Orion Corp.	224	209,380
Osstem Implant Co. Ltd. (a)	6,022	190,953
Samsung Electronics Co. Ltd.	436	580,259
Suprema, Inc.	5,866	90,038
TOTAL KOREA (SOUTH)		2,789,590
Luxembourg - 1.1%
Altisource Portfolio Solutions SA (a)	2,200	193,314
Eurofins Scientific SA	1,500	268,030
L'Occitane Ltd.	68,500	205,799
Samsonite International SA	89,700	195,468
TOTAL LUXEMBOURG		862,611
Mexico - 2.0%
Alsea SAB de CV	251,900	584,054
Coca-Cola FEMSA SAB de CV Series L	6,600	104,441
Embotelladoras Arca SAB de CC	28,200	215,050
Fibra Uno Administracion SA de CV	64,700	202,731
Fomento Economico Mexicano SAB de CV unit	22,100	238,632
Grupo Financiero Banorte S.A.B. de CV Series O	38,800	267,535
TOTAL MEXICO		1,612,443
Netherlands - 2.1%
Brunel International NV	4,600	246,338
European Aeronautic Defence and Space Co. (EADS) NV	4,500	211,440
Gemalto NV	4,211	374,967
LyondellBasell Industries NV Class A	4,700	298,074
Common Stocks - continued
	Shares	Value
Netherlands - continued
Randstad Holding NV	1,700	$ 70,494
Unilever NV (Certificaten Van Aandelen) (Bearer)	12,915	523,267
TOTAL NETHERLANDS		1,724,580
New Zealand - 0.4%
Diligent Board Member Services, Inc. (a)	50,567	228,305
Summerset Group Holdings Ltd. (a)	55,476	111,733
TOTAL NEW ZEALAND		340,038
Norway - 0.7%
DnB NOR ASA	14,600	204,185
TGS Nopec Geophysical Co. ASA	9,900	369,694
TOTAL NORWAY		573,879
Panama - 0.5%
Copa Holdings SA Class A	3,302	361,899
Philippines - 1.4%
Bank of the Philippine Islands (BPI)	90,010	221,100
Belle Corp. (a)	1,499,000	186,685
EastWest Banking Corp.	342,800	261,458
First Gen Corp. (a)	425,000	276,130
Vista Land & Lifescapes, Inc.	1,755,000	223,309
TOTAL PHILIPPINES		1,168,682
Poland - 0.5%
Eurocash SA	12,900	209,909
Lubelski Wegiel Bogdanka S.A.	4,400	194,293
TOTAL POLAND		404,202
Russia - 0.9%
Gazprom OAO sponsored ADR (Reg. S)	18,700	176,154
Vozrozhdenie Bank (a)	27,400	560,562
TOTAL RUSSIA		736,716
Singapore - 0.5%
CWT Ltd.	185,000	214,499
Global Logistic Properties Ltd.	91,000	202,933
TOTAL SINGAPORE		417,432
South Africa - 2.6%
Assore Ltd.	4,900	243,769
Bidvest Group Ltd.	7,500	179,305
FirstRand Ltd.	57,300	206,589
Common Stocks - continued
	Shares	Value
South Africa - continued
Life Healthcare Group Holdings Ltd.	59,900	$ 210,672
MTN Group Ltd.	10,400	203,583
Nampak Ltd.	53,400	187,394
Naspers Ltd. Class N	3,600	232,957
Omnia Holdings Ltd.	14,300	230,288
Super Group Ltd. (a)	179,100	360,404
Vodacom Group Ltd.	5,700	79,507
TOTAL SOUTH AFRICA		2,134,468
Spain - 0.2%
Prosegur Compania de Seguridad SA (Reg.)	30,500	190,499
Sweden - 1.2%
AarhusKarlshamn AB	16,600	707,566
Fenix Outdoor AB	2,200	62,977
Hexagon AB (B Shares)	8,400	225,661
TOTAL SWEDEN		996,204
Switzerland - 0.7%
Dufry AG (a)	1,440	196,684
Syngenta AG (Switzerland)	340	146,213
TE Connectivity Ltd.	5,200	202,176
TOTAL SWITZERLAND		545,073
Taiwan - 0.5%
ECLAT Textile Co. Ltd.	54,000	228,581
Taiwan Semiconductor Manufacturing Co. Ltd.	60,000	205,579
TOTAL TAIWAN		434,160
Thailand - 1.7%
Asian Property Development PCL (For. Reg.)	978,400	310,056
Bank of Ayudhya PCL NVDR	181,200	202,042
Hemaraj Land & Development PCL NVDR	1,812,500	221,244
Kasikornbank PCL (For. Reg.)	38,000	254,863
Supalai PCL (For. Reg.)	209,400	134,825
Thai Beverage PCL	543,000	230,336
TOTAL THAILAND		1,353,366
Turkey - 1.6%
Bizim Toptan Satis Magazari A/S	13,000	215,835
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	127,000	224,574
Is Gayrimenkul Yatirim Ortakligi A/S	218,000	198,323
Koza Altin Isletmeleri A/S	9,000	221,578
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Halk Bankasi A/S	23,000	$ 227,548
Yazicilar Holding A/S	19,000	188,515
TOTAL TURKEY		1,276,373
United Kingdom - 5.5%
Admiral Group PLC	3,000	58,190
Anite Group PLC	89,700	205,145
Ashtead Group PLC	28,000	201,612
Barclays PLC	42,147	202,350
Dunelm Group PLC	17,100	206,117
Ensco PLC Class A	5,900	375,063
Great Portland Estates PLC	9,700	74,844
Hikma Pharmaceuticals PLC	32,578	416,708
Hilton Food Group PLC	20,700	103,620
HSBC Holdings PLC (United Kingdom)	21,192	240,990
Intertek Group PLC	3,800	187,373
iomart Group PLC	67,618	252,287
Michael Page International PLC	31,300	202,141
Moneysupermarket.com Group PLC	335,400	978,778
Oxford Instruments PLC	9,400	244,498
Speedy Hire PLC	411,500	251,266
Telecom Plus PLC	13,500	207,366
Whitbread PLC	2,507	102,186
TOTAL UNITED KINGDOM		4,510,534
United States of America - 35.4%
Aceto Corp.	75,200	785,088
AFC Enterprises, Inc. (a)	3,800	110,428
Affiliated Managers Group, Inc. (a)	1,400	201,502
Alliance Data Systems Corp. (a)	3,300	520,080
American Public Education, Inc. (a)	8,100	312,093
Amgen, Inc.	6,600	564,036
AMN Healthcare Services, Inc. (a)	24,900	302,535
Apache Corp.	2,500	209,400
Barrett Business Services, Inc.	10,000	402,400
Baxter International, Inc.	800	54,272
BlackRock, Inc. Class A	1,700	401,676
Blucora, Inc. (a)	13,935	207,074
Bravo Brio Restaurant Group, Inc. (a)	2,000	29,800
Brocade Communications Systems, Inc. (a)	35,500	203,060
Cambrex Corp. (a)	34,300	403,025
Celgene Corp. (a)	1,800	178,128
Common Stocks - continued
	Shares	Value
United States of America - continued
Chuys Holdings, Inc.	700	$ 19,866
Computer Task Group, Inc. (a)	37,100	710,094
Corporate Executive Board Co.	8,600	430,946
Corrections Corp. of America	7,300	276,597
Credit Acceptance Corp. (a)	2,000	199,140
Discovery Communications, Inc. (a)	3,000	208,140
Dun & Bradstreet Corp.	1,200	97,848
Electronic Arts, Inc. (a)	27,100	426,283
Energen Corp.	3,300	158,862
Equifax, Inc.	6,300	369,810
Esterline Technologies Corp. (a)	2,200	146,058
Euronet Worldwide, Inc. (a)	7,800	190,866
Expedia, Inc.	4,700	306,675
Fiesta Restaurant Group, Inc. (a)	38,700	689,247
First Commonwealth Financial Corp.	104,700	740,229
Fiserv, Inc. (a)	5,350	429,659
FleetCor Technologies, Inc. (a)	4,900	293,216
Foot Locker, Inc.	7,200	247,320
Francescas Holdings Corp. (a)(d)	5,200	147,680
General Electric Co.	23,800	530,264
Google, Inc. Class A (a)	1,500	1,133,535
Group 1 Automotive, Inc.	4,000	270,960
Guidance Software, Inc. (a)	19,800	252,450
H&R Block, Inc.	8,900	202,653
Healthways, Inc. (a)	1,000	10,520
Hess Corp.	7,300	490,268
HollyFrontier Corp.	2,500	130,550
HSN, Inc.	10,700	637,720
Huntington Bancshares, Inc.	20,000	139,200
Icahn Enterprises LP rights	8,000	0
Integrated Silicon Solution, Inc. (a)	20,900	195,833
International Paper Co.	2,000	82,840
Inventure Foods, Inc. (a)	29,700	211,761
Jarden Corp.	15,300	900,252
Juniper Networks, Inc. (a)	16,000	358,080
Landec Corp. (a)	28,957	341,693
Lincoln National Corp.	3,100	89,838
Lithia Motors, Inc. Class A (sub. vtg.)	6,300	272,601
LKQ Corp. (a)	10,600	237,334
LSI Industries, Inc.	33,900	245,436
Manpower, Inc.	500	25,750
Marathon Oil Corp.	4,800	161,328
Common Stocks - continued
	Shares	Value
United States of America - continued
Marathon Petroleum Corp.	5,700	$ 422,997
Mentor Graphics Corp. (a)	7,055	120,852
Merck & Co., Inc.	4,100	177,325
Murphy Oil Corp.	5,500	327,360
Nationstar Mortgage Holdings, Inc. (d)	2,900	104,661
NeuStar, Inc. Class A (a)	9,200	415,288
News Corp. Class A	3,700	102,638
Occidental Petroleum Corp.	4,700	414,869
Orchids Paper Products Co.	9,200	201,756
Papa John's International, Inc. (a)	5,200	291,720
PDF Solutions, Inc. (a)	50,400	757,008
Penske Automotive Group, Inc.	17,300	569,516
Phillips 66	7,300	442,161
Polaris Industries, Inc.	2,200	191,598
Portfolio Recovery Associates, Inc. (a)	1,700	181,815
PrivateBancorp, Inc.	2,200	37,774
PVH Corp.	1,400	166,418
Rayonier, Inc.	2,300	123,832
Rochester Medical Corp. (a)	29,000	338,720
Rosetta Resources, Inc. (a)	3,293	174,595
Sonic Automotive, Inc. Class A (sub. vtg.)	36,500	885,855
SurModics, Inc. (a)	11,000	265,210
Synta Pharmaceuticals Corp. (a)	7,300	81,760
Teletech Holdings, Inc. (a)	18,200	340,340
Thor Industries, Inc.	4,700	197,776
Time Warner Cable, Inc.	4,200	375,228
TJX Companies, Inc.	2,500	112,950
Valspar Corp.	8,900	589,892
Vera Bradley, Inc. (a)	300	7,587
Viacom, Inc. Class B (non-vtg.)	7,400	446,590
W.R. Grace & Co. (a)	9,100	653,380
Web.com Group, Inc. (a)	6,000	97,200
Wells Fargo & Co.	14,900	518,967
Wyndham Worldwide Corp.	13,500	753,165
Zoetis, Inc. Class A	700	18,200
TOTAL UNITED STATES OF AMERICA		28,801,002
Common Stocks - continued
	Shares	Value
US Virgin Islands - 0.2%
Altisource Asset Management Corp. (a)	690	$ 86,768
Altisource Residential Corp. Class B (a)	5,500	99,000
TOTAL US VIRGIN ISLANDS		185,768
TOTAL COMMON STOCKS (Cost $69,000,716)		80,733,006
Nonconvertible Preferred Stocks - 0.3%

Brazil - 0.3%
Companhia de Bebidas das Americas (AmBev) (PN) (Cost $197,527)	5,000	235,519
Money Market Funds - 1.5%

Fidelity Cash Central Fund, 0.16% (b)	972,923	972,923
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	215,275	215,275
TOTAL MONEY MARKET FUNDS (Cost $1,188,198)		1,188,198
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $70,386,441)		82,156,723
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(738,830)
NET ASSETS - 100%		$ 81,417,893
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 201
Fidelity Securities Lending Cash Central Fund	2,239
Total	$ 2,440
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 17,033,892	$ 17,033,892	$ -	$ -
Consumer Staples	5,626,313	5,103,046	523,267	-
Energy	6,411,158	6,024,006	387,152	-
Financials	13,463,330	13,019,990	443,340	-
Health Care	8,033,664	7,831,163	202,501	-
Industrials	11,332,876	11,332,876	-	-
Information Technology	14,356,778	13,952,905	403,873	-
Materials	3,731,844	3,585,631	146,213	-
Telecommunication Services	283,090	283,090	-	-
Utilities	695,580	695,580	-	-
Money Market Funds	1,188,198	1,188,198	-	-
Total Investments in Securities:	$ 82,156,723	$ 80,050,377	$ 2,106,346	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $70,568,085. Net unrealized appreciation aggregated $11,588,638, of which $12,816,670 related to appreciated investment securities and $1,228,032 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® International
Capital Appreciation Fund
Class A
Class T
Class B
Class C
Institutional Class

January 31, 2013

1.813045.108

AICAP-QTLY-0313

Investments January 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 1.8%
Carsales.com Ltd.	45,252	$ 418,565
Coca-Cola Amatil Ltd.	29,633	427,674
CSL Ltd.	10,594	606,945
Iluka Resources Ltd. (d)	47,573	482,201
realestate.com.au Ltd.	20,620	442,307
TOTAL AUSTRALIA		2,377,692
Austria - 0.4%
Andritz AG	6,998	460,794
Bailiwick of Jersey - 0.9%
Experian PLC	34,500	591,491
WPP PLC	34,900	548,002
TOTAL BAILIWICK OF JERSEY		1,139,493
Belgium - 1.1%
Anheuser-Busch InBev SA NV	10,380	913,322
Umicore SA	8,787	457,553
TOTAL BELGIUM		1,370,875
Bermuda - 0.8%
Credicorp Ltd. (NY Shares)	3,420	536,017
Jardine Matheson Holdings Ltd.	6,800	440,708
TOTAL BERMUDA		976,725
Brazil - 3.4%
BR Malls Participacoes SA	39,300	508,777
CCR SA	48,900	504,630
Companhia de Bebidas das Americas (AmBev) (PN) sponsored ADR	15,600	734,136
Iguatemi Empresa de Shopping Centers SA	30,900	447,824
Itau Unibanco Holding SA sponsored ADR	45,225	779,227
Multiplan Empreendimentos Imobiliarios SA	15,900	459,510
Qualicorp SA (a)	43,300	447,927
Souza Cruz SA	31,700	524,526
TOTAL BRAZIL		4,406,557
Canada - 0.9%
Canadian National Railway Co.	7,700	739,043
Constellation Software, Inc.	2,950	369,682
TOTAL CANADA		1,108,725
Cayman Islands - 1.6%
Baidu.com, Inc. sponsored ADR (a)	4,200	454,860
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Sa Sa International Holdings Ltd.	442,000	$ 398,948
Sands China Ltd.	108,800	548,531
Tencent Holdings Ltd.	19,600	685,901
TOTAL CAYMAN ISLANDS		2,088,240
Chile - 0.4%
Parque Arauco SA	179,897	490,489
Denmark - 0.8%
Novo Nordisk A/S Series B sponsored ADR	5,300	977,055
Finland - 0.8%
Kone Oyj (B Shares)	7,000	577,404
Nokian Tyres PLC	11,714	504,038
TOTAL FINLAND		1,081,442
France - 7.5%
Air Liquide SA	5,720	731,149
Bollore	1,305	470,447
Bureau Veritas SA	4,100	491,063
Casino Guichard Perrachon SA	4,880	478,071
Christian Dior SA	2,940	513,762
Dassault Systemes SA	4,000	444,707
Edenred SA	14,900	477,659
Essilor International SA	5,498	560,561
L'Oreal SA	4,400	653,591
LVMH Moet Hennessy - Louis Vuitton SA	4,376	825,010
Pernod Ricard SA	5,200	650,984
PPR SA	2,800	602,211
Publicis Groupe SA	8,600	563,478
Remy Cointreau SA (d)	4,025	513,669
Schneider Electric SA	9,639	734,228
Sodexo SA	5,500	489,745
Technip SA	4,700	509,639
TOTAL FRANCE		9,709,974
Germany - 4.8%
adidas AG	6,100	566,943
BASF AG	10,506	1,065,028
Bayerische Motoren Werke AG (BMW)	7,025	707,283
Brenntag AG	3,300	470,254
Fresenius SE & Co. KGaA	4,500	547,770
Henkel AG & Co. KGaA	9,600	712,617
Hugo Boss AG	4,000	470,831
Common Stocks - continued
	Shares	Value
Germany - continued
Linde AG	3,500	$ 638,709
SAP AG	12,041	987,449
TOTAL GERMANY		6,166,884
Hong Kong - 1.0%
AIA Group Ltd.	176,000	700,106
Galaxy Entertainment Group Ltd. (a)	116,000	522,758
TOTAL HONG KONG		1,222,864
India - 3.4%
Asian Paints India Ltd.	5,693	480,996
Bajaj Auto Ltd.	12,647	481,227
Bosch Ltd. (a)	2,626	456,438
HDFC Bank Ltd.	50,931	615,389
Housing Development Finance Corp. Ltd. (a)	41,833	617,621
ITC Ltd.	108,112	624,320
Page Industries Ltd.	3,484	221,972
Sun Pharmaceutical Industries Ltd.	35,046	472,323
Titan Industries Ltd. (a)	90,726	475,726
TOTAL INDIA		4,446,012
Indonesia - 3.6%
PT ACE Hardware Indonesia Tbk	5,091,500	399,023
PT Astra International Tbk	781,000	591,939
PT Bank Central Asia Tbk	504,500	502,027
PT Bank Rakyat Indonesia Tbk	631,000	517,291
PT Global Mediacom Tbk	1,772,000	397,431
PT Jasa Marga Tbk	867,000	491,723
PT Mitra Adiperkasa Tbk	710,000	468,573
PT Semen Gresik (Persero) Tbk	259,000	420,648
PT Surya Citra Media Tbk	1,777,500	435,323
PT Tower Bersama Infrastructure Tbk (a)	745,000	453,260
TOTAL INDONESIA		4,677,238
Ireland - 0.7%
Accenture PLC Class A	5,700	409,773
Dragon Oil PLC	51,700	465,738
TOTAL IRELAND		875,511
Israel - 0.3%
Check Point Software Technologies Ltd. (a)	8,900	445,000
Italy - 1.4%
Pirelli & C SpA	38,040	466,664
Common Stocks - continued
	Shares	Value
Italy - continued
Prada SpA	46,100	$ 414,314
Salvatore Ferragamo Italia SpA	17,200	439,759
Tod's SpA	3,174	433,552
TOTAL ITALY		1,754,289
Japan - 6.1%
Anritsu Corp.	32,000	409,076
Daihatsu Motor Co. Ltd.	25,000	519,985
Daito Trust Construction Co. Ltd.	5,400	532,648
Fanuc Corp.	4,500	701,241
Japan Tobacco, Inc.	23,300	725,410
Kansai Paint Co. Ltd.	41,000	455,979
Keyence Corp.	1,840	510,480
Kubota Corp.	48,000	548,002
Nabtesco Corp.	24,100	501,265
Park24 Co. Ltd.	22,200	400,811
SHIMANO, Inc.	7,900	539,078
Ship Healthcare Holdings, Inc.	16,900	484,019
SMC Corp.	3,200	553,601
Unicharm Corp.	7,800	413,691
USS Co. Ltd.	4,880	547,529
TOTAL JAPAN		7,842,815
Korea (South) - 1.8%
Hyundai Mobis	2,447	640,982
Samsung Electronics Co. Ltd.	1,240	1,650,279
TOTAL KOREA (SOUTH)		2,291,261
Luxembourg - 0.3%
Eurofins Scientific SA	2,458	439,211
Mexico - 1.7%
Fomento Economico Mexicano S.A.B de CV sponsored ADR	5,600	604,184
Grupo Financiero Banorte S.A.B. de CV Series O	76,300	526,106
Grupo Mexico SA de CV Series B	151,200	563,435
Grupo Televisa SA de CV (CPO) sponsored ADR	19,700	551,797
TOTAL MEXICO		2,245,522
Netherlands - 2.1%
ASML Holding NV (Netherlands)	8,539	640,554
Core Laboratories NV	3,975	507,369
Heineken Holding NV (A Shares)	10,400	614,622
Common Stocks - continued
	Shares	Value
Netherlands - continued
LyondellBasell Industries NV Class A	7,390	$ 468,674
Yandex NV (a)	18,600	450,306
TOTAL NETHERLANDS		2,681,525
Nigeria - 1.0%
Guaranty Trust Bank PLC	2,649,833	414,295
Nestle Foods Nigeria PLC	74,483	398,127
Nigerian Breweries PLC	461,114	471,824
TOTAL NIGERIA		1,284,246
Panama - 0.7%
Copa Holdings SA Class A	4,000	438,400
Intergroup Financial Services Corp.	12,729	490,067
TOTAL PANAMA		928,467
Philippines - 2.2%
Alliance Global Group, Inc.	1,079,200	501,559
International Container Terminal Services, Inc.	244,500	456,748
Metropolitan Bank & Trust Co.	173,860	450,131
Security Bank Corp.	102,860	438,879
SM Investments Corp.	21,330	498,800
SM Prime Holdings, Inc.	1,146,250	493,865
TOTAL PHILIPPINES		2,839,982
Portugal - 0.4%
Jeronimo Martins SGPS SA	22,600	480,394
Russia - 1.4%
Magnit OJSC GDR (Reg. S)	11,895	528,852
NOVATEK OAO GDR (Reg. S)	4,300	503,530
Sberbank (Savings Bank of the Russian Federation) (a)	218,900	797,790
TOTAL RUSSIA		1,830,172
South Africa - 2.5%
Aspen Pharmacare Holdings Ltd.	23,900	440,409
Discovery Holdings Ltd.	58,400	432,469
Life Healthcare Group Holdings Ltd.	121,100	425,917
Mr Price Group Ltd.	34,600	476,937
Nampak Ltd.	117,900	413,740
Naspers Ltd. Class N	9,300	601,805
Shoprite Holdings Ltd.	24,500	461,517
TOTAL SOUTH AFRICA		3,252,794
Common Stocks - continued
	Shares	Value
Spain - 1.2%
Amadeus IT Holding SA Class A	18,900	$ 474,113
Grifols SA ADR	17,100	455,031
Inditex SA	4,666	653,823
TOTAL SPAIN		1,582,967
Sweden - 1.6%
ASSA ABLOY AB (B Shares)	13,406	501,841
Atlas Copco AB (A Shares)	23,300	664,421
Elekta AB (B Shares)	29,500	438,938
Swedish Match Co. AB	13,000	487,869
TOTAL SWEDEN		2,093,069
Switzerland - 4.8%
Compagnie Financiere Richemont SA Series A	9,476	779,384
Dufry AG (a)	3,870	528,587
Nestle SA	29,631	2,080,563
Schindler Holding AG (Reg.)	3,680	532,155
SGS SA (Reg.)	230	547,926
Sika AG (Bearer)	163	411,239
Swatch Group AG (Bearer)	1,120	614,612
Syngenta AG (Switzerland)	1,692	727,624
TOTAL SWITZERLAND		6,222,090
Taiwan - 0.8%
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	55,300	981,022
Thailand - 1.4%
Home Product Center PCL (For. Reg.)	928,280	429,586
Kasikornbank PCL (For. Reg.)	75,000	503,018
Robinsons Department Store PCL (For. Reg.)	176,900	415,258
Siam Commercial Bank PCL (For. Reg.)	80,600	483,816
TOTAL THAILAND		1,831,678
Turkey - 0.7%
Coca-Cola Icecek A/S	19,000	462,374
Turkiye Garanti Bankasi A/S	98,000	491,463
TOTAL TURKEY		953,837
United Kingdom - 14.7%
Aggreko PLC	15,800	400,189
AMEC PLC	25,917	444,338
Antofagasta PLC	23,500	425,635
BHP Billiton PLC ADR	28,089	1,928,029
British American Tobacco PLC (United Kingdom)	23,600	1,226,530
Common Stocks - continued
	Shares	Value
United Kingdom - continued
British Sky Broadcasting Group PLC	39,800	$ 516,029
Burberry Group PLC	24,400	525,137
Compass Group PLC	47,400	574,348
Diageo PLC sponsored ADR	8,000	954,400
Elementis PLC	118,375	396,513
Halma PLC	57,300	418,401
IMI PLC	27,700	514,007
Imperial Tobacco Group PLC	18,221	677,670
InterContinental Hotel Group PLC ADR	16,166	474,634
Intertek Group PLC	9,900	488,157
Johnson Matthey PLC	11,931	428,596
Meggitt PLC	72,100	497,425
Next PLC	7,500	482,699
Oxford Instruments PLC	16,500	429,172
Prudential PLC	45,122	684,949
Reckitt Benckiser Group PLC	10,700	713,088
Rexam PLC	56,880	422,642
Rightmove PLC	16,200	430,618
Rolls-Royce Group PLC	46,500	697,666
Rolls-Royce Group PLC (C Shares)	3,632,800	5,762
Rotork PLC	10,700	449,201
SABMiller PLC	15,400	769,369
Spectris PLC	12,700	445,948
Standard Chartered PLC (United Kingdom)	32,100	854,025
The Weir Group PLC	15,400	484,580
Unilever PLC	31,100	1,266,811
TOTAL UNITED KINGDOM		19,026,568
United States of America - 15.8%
Allergan, Inc.	4,369	458,789
American Tower Corp.	5,600	426,440
AMETEK, Inc.	9,900	405,801
Apple, Inc.	993	452,123
AutoZone, Inc. (a)	1,200	443,640
Axiall Corp.	1,364	76,630
Caterpillar, Inc.	5,000	491,950
Colgate-Palmolive Co.	3,780	405,859
Crown Castle International Corp. (a)	6,000	423,120
Cummins, Inc.	4,120	473,100
Danaher Corp.	6,769	405,666
Deere & Co.	4,300	404,458
EMC Corp. (a)	19,300	474,973
Common Stocks - continued
	Shares	Value
United States of America - continued
Emerson Electric Co.	7,000	$ 400,750
Estee Lauder Companies, Inc. Class A	6,488	395,314
FMC Corp.	7,000	430,290
FMC Technologies, Inc. (a)	8,900	421,415
Google, Inc. Class A (a)	520	392,959
KLA-Tencor Corp.	8,050	442,026
MasterCard, Inc. Class A	860	445,824
McGraw-Hill Companies, Inc.	7,315	420,759
Mead Johnson Nutrition Co. Class A	6,159	468,084
Mettler-Toledo International, Inc. (a)	2,200	467,566
Monsanto Co.	3,876	392,833
Moody's Corp.	8,500	465,970
Motorola Solutions, Inc.	7,300	426,247
National Oilwell Varco, Inc.	6,250	463,375
NIKE, Inc. Class B	8,400	454,020
Oceaneering International, Inc.	6,900	436,149
Oracle Corp.	12,980	460,920
Pall Corp.	6,200	423,460
Perrigo Co.	4,101	412,192
Philip Morris International, Inc.	5,342	470,951
PPG Industries, Inc.	2,381	328,268
Precision Castparts Corp.	2,313	424,204
priceline.com, Inc. (a)	600	411,282
QUALCOMM, Inc.	6,400	422,592
Roper Industries, Inc.	3,900	458,055
SBA Communications Corp. Class A (a)	6,000	417,960
Sherwin-Williams Co.	2,700	437,778
Union Pacific Corp.	3,100	407,526
United Technologies Corp.	5,000	437,850
Valspar Corp.	6,199	410,870
Varian Medical Systems, Inc. (a)	6,305	445,448
Visa, Inc. Class A	2,700	426,357
Waters Corp. (a)	5,000	457,850
Wells Fargo & Co.	12,177	424,125
Yum! Brands, Inc.	7,000	454,580
TOTAL UNITED STATES OF AMERICA		20,398,398
TOTAL COMMON STOCKS (Cost $103,491,891)		124,981,877
Nonconvertible Preferred Stocks - 2.0%
	Shares	Value
Chile - 0.3%
Embotelladora Andina SA Class A	77,580	$ 401,645
Colombia - 0.4%
Banco Davivienda SA	32,863	444,242
Germany - 1.3%
ProSiebenSat.1 Media AG	15,200	519,885
Sartorius AG (non-vtg.)	4,580	470,136
Volkswagen AG	3,000	741,970
TOTAL GERMANY		1,731,991
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,149,957)		2,577,878
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.16% (b)	764,979	764,979
Fidelity Securities Lending Cash Central Fund, 0.15% (b)(c)	524,059	524,059
TOTAL MONEY MARKET FUNDS (Cost $1,289,038)		1,289,038
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $106,930,886)		128,848,793
NET OTHER ASSETS (LIABILITIES) - 0.2%		200,846
NET ASSETS - 100%		$ 129,049,639
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 132
Fidelity Securities Lending Cash Central Fund	2,803
Total	$ 2,935
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of January 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 27,134,752	$ 26,586,750	$ 548,002	$ -
Consumer Staples	21,712,058	18,305,395	3,406,663	-
Energy	3,751,553	3,751,553	-	-
Financials	15,528,576	14,228,238	1,300,338	-
Health Care	9,008,087	9,008,087	-	-
Industrials	21,566,021	21,566,021	-	-
Information Technology	14,569,309	12,941,306	1,628,003	-
Materials	12,995,059	12,267,435	727,624	-
Telecommunication Services	1,294,340	1,294,340	-	-
Money Market Funds	1,289,038	1,289,038	-	-
Total Investments in Securities:	$ 128,848,793	$ 121,238,163	$ 7,610,630	$ -
Income Tax Information

At January 31, 2013, the cost of investment securities for income tax purposes was $107,659,808. Net unrealized appreciation aggregated $21,188,985, of which $22,001,384 related to appreciated investment securities and $812,399 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VIII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VIII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2013